                                                    Registration No. 333-102588
                                                             File No. 811-21281

                             SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON, DC 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

      Pre-Effective Amendment No. 2                                        [X]

      Post-Effective Amendment No. __                                    [   ]

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No. 2                                                      [X]

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                           OPPENHEIMER PRINCIPAL PROTECTED TRUST
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                     (Exact Name of Registrant as Specified in Charter)

                   6803 South Tucson Way, Centennial, Colorado 80112-3924
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                    (Address of Principal Executive Offices) (Zip Code)

                                       (303) 768-3200
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                    (Registrant's Telephone Number, including Area Code)

                                    Robert G. Zack, Esq.
                                   OppenheimerFunds, Inc.
                        498 Seventh Avenue, New York, New York 10018
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                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On _______________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _______________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On _______________ pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     [ ] This  post-effective  amendment  designates a new effective  date for a previously filed post-effective amendment.

The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the  Registrant  shall file a further amendment which  specifically  states that this  Registration  Statement shall  thereafter  become  effective  in  accordance  with  section  8(a) of the
Securities  Act of  1933  or  until  the  Registration  Statement  shall  become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer
Principal Protected Main Street(R) Fund

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Prospectus dated May __, 2003            Oppenheimer Principal Protected Main
                                         Street(R)Fund is a mutual fund that
                                         seeks capital preservation in order to
                                         have a net asset value on the Maturity
                                         Date at least equal to your original
                                         investment (net of any initial sales
                                         charges and less your share of
The fund will offer its shares to the    extraordinary expenses and
public from May __, 2003 through June    proportional reduction for dividends
30, 2003, unless extended.  All monies   paid in cash and redemption of Fund
to purchase shares during the offering   shares).  The Fund seeks high total
Period must be received no later than    return as a secondary objective.  It
June 30, 2003.  From July 3, 2003, and   invests in shares of the Oppenheimer
until July 5, 2010, shares of the Fund   Main Street Fund (which invests mainly
will only be issued upon reinvestment    in common stocks) and U.S. government
of dividends and distributions.          securities, including zero coupon
                                     bonds.

As with all mutual funds, the                 This Prospectus contains
Securities and Exchange Commission has   important information about the Fund's
not approved or disapproved the Fund's   objective, its investment policies,
securities nor has it determined that    strategies and risks.  It also
this Prospectus is accurate or           contains important information about
complete.  It is a criminal offense to   how to buy and sell shares of the Fund
represent otherwise.                     and other account features.  Please
                                         read this Prospectus carefully before
                                         you invest and keep it for future
                                         reference about your account.

----------------------------------------

An investment in the Fund is not a
deposit of any bank and is not insured
or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency or any person.
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                                                (logo) OppenheimerFunds
                                                The Right Way to Invest

CONTENTS

                  A B O U T  T H E  F U N D

                  OverView

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  The Financial Warranty

                  About the Fund's Investments

                  How the Underlying Fund is Managed

                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Automatic Withdrawal and Exchange Plans
                  Reinvestment Privilege
                  Retirement Plans

                  How to Sell Shares
                  By Wire
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D

Overview

      The Oppenheimer Principal Protected Main Street Fund is a "fund-of-funds"
that will invest a portion of its assets in shares of Oppenheimer Main Street
Fund1 and a portion of its assets in U.S. Government securities.

      The Fund has an Offering Period, a Warranty Period and a Post-Warranty
Period. Shares of the Fund will be offered during an Offering Period but will not be offered during the Warranty Period, except in connection with reinvestment of dividends and distributions. The Offering Period will run from
May __, 2003 through June 30, 2003, unless extended. The Fund may decide, in its discretion, not to commence operations if it does not receive $100 million in investments during the Offering Period. The Fund will be offered on a continuous basis during the Post-Warranty Period. During the Offering Period, the Fund will invest in money market instruments and short-term debt securities to preserve shareholders' principal investment.

      The Warranty Period will run from the third business day following the end of the Offering Period (expected to be July 3, 2003) through and including a date 7 years later (or the next following business day expected to be July 5,
2010) (the "Maturity Date"). During the Warranty Period, the Fund will seek capital preservation, and secondarily high total return, by allocating its assets between Class Y shares of Oppenheimer Main Street Fund and U.S.
government securities, including zero coupon bonds and certain securities guaranteed by certain U.S. government agencies and instrumentalities.
Shareholders may receive taxable gains from portfolio transactions by the Fund, whether they take payment in cash or reinvest them to purchase additional Fund shares.

      The Fund has entered into a Financial Warranty Agreement (the "Warranty
Agreement") with Merrill Lynch Bank USA (the "Warranty Provider") pursuant to which the Warranty Provider will issue a financial warranty (the "Financial
Warranty") to the Fund in order to make sure that the value of each shareholder's account on the Maturity Date will be no less than the value of that shareholder's account on the second business day after the end of the
Offering Period including net income, if any, earned by the Fund during the
Offering Period and less initial sales charges and your share of any extraordinary expenses not covered by the Warranty Agreement and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares (the "Warranteed Amount"), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed.
Thus, if the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranteed Amount, the Warranty Provider will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Warranteed Amount. Because the front-end sales charge you pay on the purchase of Class A shares reduces the Warranteed Amount for Class A shareholders, Class A shares will have a lower Warranteed Amount than the Class B, Class C or Class N shares. Normal operating fees and expenses of the Fund incurred in the ordinary course of business will not reduce the
Warranteed Amount. However, extraordinary expenses will reduce the Warranteed
Amount. In addition, in the event the Fund is irreversibly invested in U.S.
government securities, any Fund expenses in excess of certain limits as described on page __ will reduce the Warranteed Amount.

      The Warranty Provider, a direct subsidiary of Merrill Lynch & Co.,
Inc., is  licensed as an industrial loan corporation under Utah law.  The
Warranty Provider's principal business is to engage in banking activities.
Neither Merrill Lynch & Co. nor any other entity will be guaranteeing the obligations of the Warranty Provider.

      Shareholders could lose money by investing in this Fund. A shareholder's
Warranteed Amount will be reduced, as more fully described in this prospectus, if the shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the Fund, redeems any shares before the
Maturity Date, if there are extraordinary expenses incurred by the Fund which are not covered by the Warranty Agreement, if the Fund or the Manager fail to perform certain obligations under the Warranty Agreement, or if the Warranty
Provider is unable to meet its obligations under the Financial Warranty
Agreement.

      During the Post-Warranty Period, which will commence immediately following the Warranty Period, the Fund will seek high total return by investing in Class
Y shares of Oppenheimer Main Street Fund, common stocks of U.S. companies of different capitalization ranges, and/or debt securities, such as bonds and debentures.

The Fund's Investment Objective and Strategies

What Is the Fund's Investment Objective During the Warranty Period? During the
Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranteed Amount. The
Fund seeks high total return as a secondary objective.

What Does The Fund Mainly Invest In During the Warranty Period? The Fund is a
special type of mutual fund known as a "fund of funds" because it can invest a substantial portion of its assets in other mutual funds. During the Warranty
Period, the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager")
will allocate the Fund's assets between a portfolio of equity securities (the
"equity portfolio") and a portfolio of debt securities as described below (the
"debt portfolio"). The equity portfolio will invest in Class Y shares of
Oppenheimer Main Street Fund (referred to as the "Underlying Fund"). The
Underlying Fund's investment objective is to seek high total return by investing mainly in common stocks of U.S. companies of different capitalization ranges.
The debt portfolio will invest principally in zero coupon U.S. government securities, but may also include certain securities guaranteed by certain U.S.
Government agencies and instrumentalities. The Fund seeks to maintain the average duration of the debt portfolio approximately equal to the period remaining in the Warranty Period.

Who Is The Fund Designed For? The Fund may be an appropriate investment for you if you: o Have an investment time horizon of at least 7 years o Seek potential for growth but are concerned about capital preservation o Want a professionally managed and diversified portfolio o Are not seeking current income through cash dividends

Main Risks of Investing in the Fund

      All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below.
There is also the risk that poor security selection by the Fund's and the
Underlying Fund's investment manager, OppenheimerFunds, Inc., will cause the
Fund to underperform other funds having a similar objective.

      The principal risks of investing in the Fund during the Offering Period are those generally attributable to short-term debt securities and money market instruments. The principal risks of an investment in the Fund during the
Warranty Period and the Post-Warranty Period are those generally attributable to investing in stocks and debt securities. Because the Fund invests in both stocks and debt securities during the Warranty Period, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when debt securities are in favor. In addition, in order to enable the Fund to obtain the benefits of the Financial Warranty, the Fund expects to comply with certain investment limitations established by the Warranty Agreement.

      As with any mutual fund, the value of the Fund's investments - and therefore the value of Fund shares - may go down. Although the Fund will seek to return a shareholder's Warranteed Amount at the end of the Warranty Period, the
value of the Fund's shares will fluctuate during the Warranty Period and may decline below your original account value. Changes in the value of the Fund's shares may occur because a particular stock market in which the Underlying Fund invests is rising or falling, or in response to interest rate changes because of the effect of the change on the value of the Fund's debt portfolio. You could lose money by investing in the Fund if you redeem your shares prior to the
Maturity Date or after the Maturity Date or if the value of the Fund's investments goes down and the Warranty Provider is unable to meet its obligations under the Financial Warranty Agreement. See "The Financial Warranty"
on page __ for further information about when the Warranty Agreement may be terminated.

      The Fund will distribute any net gains and income (including accrued but unpaid income on zero coupon bonds) to shareholders at least annually. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other sources. Shareholders who do not reinvest distributions, however, will be subject to a reduction in their Warranteed Amount.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Underlying Fund currently invests a substantial portion of its assets in common stocks, the value of the
Underlying Fund's portfolio and therefore the Fund's equity portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Underlying
Fund's portfolio securities change. The corresponding effect on the net asset value of the Fund will depend on the percentage of the Fund's assets allocated to shares of the Underlying Fund.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Underlying Fund currently focuses its stock investments in U.S. issuers, it will be primarily affected by changes in U.S.
stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Underlying Fund may buy securities of small and medium-size companies, which may have more volatile prices than stocks of large companies.
Therefore, if the Underlying Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the
Underlying Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

     At times, the Underlying Fund's emphasis of its investments in a particular industry may differ  compared to the  weighting of that  industry in the S&P
500 Index,  which the Underlying  Fund uses as a performance  benchmark.  To the extent that the Underlying Fund increases its emphasis on stocks in a particular industry,  its share values may fluctuate in response to events  affecting  that industry,  such as  changes  in  economic  conditions,  government  regulations, availability  of basic  resources or supplies,  or other events that affect that industry more than others.

INTEREST RATE RISKS. Debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and those securities may sell at a discount from their face amount. The magnitude of these price fluctuations is generally greater for debt securities having longer maturities and for zero coupon securities.

      When the average duration of the Fund's debt portfolio is relatively longer, its share price may fluctuate more when interest rates change. Duration is a measure of the expected price volatility of a debt security or portfolio.
Duration and interest rates are inversely related. The Fund's practice of seeking to limit the duration of the debt portfolio to approximately the period remaining in the Warranty Period is intended to reduce share price volatility.
Nevertheless, the Fund's duration management strategy might not be successful, and if it is not, the prices of its portfolio securities, and therefore its share prices, could be more volatile than anticipated. As a result of the Fund's duration management strategy, the Fund will be more susceptible to the risk of rising interest rates early in the Warranty Period, when its debt portfolio is likely to have a longer duration. For example, a debt portfolio with an average duration of seven years would decline seven percent if interest rates were to rise one percent. By contrast, a debt portfolio with an average duration of three years would generally only decline three percent if interest rates rose one percent.

      The Fund buys zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes. Their prices may go up or down more than the prices of other types of debt securities in response to interest rate changes.

CREDIT RISK.  Securities directly issued by the U.S. Treasury and certain
U.S. government agencies that are backed by the full faith and credit of the
U.S. government have little credit risk. Securities issued by other agencies or instrumentalities of the U.S. government generally have low credit risks.
Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due.

RISKS ASSOCIATED WITH THE FINANCIAL WARRANTY. The Fund has entered into the
Warranty Agreement with the Warranty Provider to try to make sure that on the
Maturity Date shareholders will be able to redeem their shares of the Fund at their Warranteed Amount. It is possible that the financial position of the
Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Financial Warranty is solely the obligation of the Warranty Provider. The Fund and the obligations of the
Warranty Provider under the Warranty Agreement are not guaranteed by Merrill
Lynch & Co., Inc., the United States government, the Manager, or any other entity or person. Additionally, the Warranty Agreement may be terminated by the
Warranty Provider in certain circumstances, as discussed in "The Financial
Warranty." In such event, shareholders will not receive the Warranteed Amount but instead will receive the Fund's then-current net asset value when they redeem their shares, which may be higher or lower than the Warranteed Amount.

Investment Restrictions Under Warranty Agreement - To avoid losing the benefits of the Financial Warranty, the Fund is subject to conditions of the Warranty
Agreement that requires the Manager to make investment allocation decisions based on a mathematical formula that limits the amount of the Fund's assets that may be allocated to the shares of the Underlying Fund. This limitation is designed to reduce, but does not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the
Warranteed Amount on the Maturity Date. Accordingly, the Warranty Agreement
could limit the Manager's ability to respond to changing market conditions during the Warranty Period. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate the
Financial Warranty or exercise its right to instruct the Manager to allocate the
Fund's assets to the debt portfolio, deliver to the Fund's Custodian pre-signed instructions from the Manager instructing the Custodian to immediately allocate all of the Fund's assets to the debt portfolio, or change one of the variables in the formula which would have the effect of increasing the portion of the
Fund's assets allocated to the debt portfolio. If the Warranty Provider were to execute these rights, the Fund's ability to participate as fully in upward equity market movements would be reduced, and therefore represents some loss of opportunity compared to owning shares of Oppenheimer Main Street Fund directly.

Risk of Default - A shareholder's ability to receive the Warranteed Amount depends on the financial condition of the Warranty Provider. The Warranty
Agreement is an obligation that runs solely to the Fund, not to the Fund's shareholders and shareholders would have no recourse against the Warranty
Provider in the event it defaults on its obligations under the Warranty
Agreement. The Financial Warranty is solely an obligation of the Warranty
Provider. Consequently, an investment in the Fund involves a risk of loss if the
Warranty Provider is placed in receivership, or is otherwise unable to perform its obligation or defaults on its obligations, if any under the Warranty
Agreement. In such event, the Fund's board of trustees (the "Board") could take a variety of actions including replacing the Financial Warranty. However, the
Fund is under no obligations to replace the Financial Warranty or otherwise find a substitute provider of principal protection. In such circumstances, shareholders could suffer a loss of principal. No entity or person is obligated to make up any shortfall in the event the Warranty Provider defaults on its obligations under the Warranty Agreement and the Fund's assets are insufficient to redeem the Fund's shares for the Warranteed Amount on the Maturity Date.

Risks Associated with Asset Allocation. At times, the Fund's assets may be largely invested in the debt portfolio in order to increase the likelihood of preserving the original principal value of the Fund. If Fund assets are largely invested in the debt portfolio, the Fund's exposure to equity markets will be reduced and the Fund will be more highly correlated with bonds. In addition, if during the Warranty Period the equity markets experience a major decline, the
Fund's assets may become largely or entirely invested in the debt portfolio. In fact, if the value of the shares of the Underlying Fund were to decline significantly (whether within a short period of time or over a protracted period), a complete and irreversible reallocation to the debt portfolio may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. Investment in debt securities during the
Warranty Period reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that invests principally in equity securities. In addition, the terms of the Warranty Agreement prescribe certain investment parameters within which the Fund must be managed during the Warranty Period to preserve the benefit of the Financial Warranty. Accordingly, the Warranty
Agreement could limit the Manager's ability to alter the allocation of Fund assets during the Warranty Period in response to changing market conditions. The terms of the Warranty Agreement could require the Fund to liquidate an equity position when it otherwise would not be in the shareholders' best interests or at a time when the Manager otherwise would not recommend that the securities be sold.

      The asset allocation process may result in additional transaction costs.
This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate may increase the Fund's transaction costs, which would adversely affect performance. Also, you may receive taxable gains from portfolio transactions by the Fund, whether you take payment in cash or reinvest them to purchase additional Fund shares.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund, particularly if the financial condition of the Warranty Provider deteriorates and it is unable to make the required payment to the Fund, if necessary, under the Financial Warranty. You could lose money if the Fund incurs Extraordinary Expenses, the Fund is liquidated prior to the Maturity Date, or if you redeem your shares prior to the Maturity Date or after the Maturity Date and the Fund's net asset value is less than the
Warranteed Amount on the date of redemption. It is possible that the Warranty
Provider will not be able to satisfy its obligations under the Warranty
Agreement as of the Maturity Date or that the Manager or the Fund will not be able to satisfy their respective obligations under the Warranty Agreement. As a result, the Fund would not be able to redeem your shares for the Warranteed
Amount on the Maturity Date, and the value of your shares on the Maturity Date may be more or less than your Warranteed Amount. There is no assurance that the
Fund will achieve its investment objective.

The life of the Fund is divided into three phases: an Offering Period, a
Warranty Period and a Post-Warranty Period.

Offering Period. Shares of the Fund are available for purchase only during the
Offering Period. Investors will receive shares of the Fund contemporaneously with amounts invested. The Offering Period is expected to run from May __, 2003 through June 30, 2003, unless extended. The Fund reserves the right to extend the Offering Period. The Fund must receive all orders and applications to purchase shares by the end of the Offering Period.

      If the Fund does not have at least $100 million in net assets at the end of the Offering Period, the Board may, at its option, continue the Fund or liquidate the Fund. If the Board were to decide to liquidate the Fund, the
Warranty Provider would have the option of terminating the Warranty Agreement.
If the Board decides to continue the Fund with less than $100 million in net assets at the end of the Offering Period, it will do so only if the Warranty
Provider agrees to continue its obligations under the Warranty Agreement. The
Board may also elect to liquidate the Fund during the Offering Period should the asset allocation model the Fund employs indicate that the Fund would be predominantly invested in debt securities during the Warranty Period due to unusual market conditions (such as a significant decline in prevailing interest rates). In the event the Fund is liquidated during the Offering Period, the shares of the Fund will be exchanged for shares of Oppenheimer Money Market
Fund, Inc. and the Fund's Distributor, OppenheimerFunds Distributor, Inc., will rebate or waive any sales charge paid by you in connection with your purchase of
Fund shares (other than as a result of an exchange into the Fund from another
Oppenheimer fund), and shareholders will not receive the benefit of the Warranty
Agreement. During the Offering Period, the Fund will not invest in shares of the
Underlying Fund but instead will invest all of its assets primarily in money market instruments and short-term debt securities to seek preservation of capital. You will not have the benefit of the Financial Warranty during the
Offering Period.

Warranty Period. The Warranty Period will run from the third business day after the end of the Offering Period - expected to be July 3, 2003 through and including a date seven years later or if that day is not a business day, the first business day thereafter, expected to be July 5, 2010 (the "Maturity
Date"). During the Warranty Period, the Fund will not accept purchase orders for
Fund shares, except for reinvestment of dividends and distributions.

      If you maintain your investment in the Fund through the Maturity Date, do not redeem any shares, and reinvest all dividends and distributions, you will be entitled to redeem your shares held as of the Maturity Date for the greater of the then-current net asset value of your shares or your Warranteed Amount. A transfer or reregistration of existing shares during the Warranty Period that does not result in an increase in Fund shares that are issued and outstanding will not interrupt the seven year period calculated to determine the Warranteed
Amount. Shareholders must redeem their shares in the Fund on the Maturity Date
(expected to be July 5, 2010 or the next following business day) to receive the
Warranteed Amount. Although a shareholder's account will automatically be credited with its pro rata allocation of any payments made to the Fund by the
Warranty Provider to make up for any shortfall amount on the Maturity Date (if any), shares redeemed after the Maturity Date will not be protected by the
Warranty Agreement and the value of the shares will then be redeemable at the
Fund's then-current net asset value, which may be higher or lower than the
Warranteed Amount.

      The Fund never restricts your ability to redeem your shares. However, shareholders who do not reinvest their distributions or dividends will reduce their Warranteed Amount and shareholders who redeem prior to the Maturity Date will bear the cost of the Warranty Agreement without receiving any corresponding benefit. As explained in the example on page __, the number of shares you own in the Fund will increase at each date on which a dividend or distribution is declared and the corresponding Warranteed Amount per share decreases so that your overall Warranteed Amount does not change. Therefore, if you fail to reinvest the Fund's dividends or distributions or you redeem Fund shares, your overall Warranteed Amount will decrease because you will have fewer shares multiplied by the applicable Warranteed Amount per share. See "How is the
Warranteed Amount Determined?" for further information. Shareholders (other than retirement plans) are subject to income taxes on distributions from the Fund whether they take payment of distributions in cash or reinvest them to purchase additional Fund shares.

      If the Fund incurs certain Extraordinary Expenses or if the Manager is required to make payments under the Warranty Agreement in certain instances and the Manager fails to do so in a timely manner, your Warranteed Amount also will be reduced by the proportionate amount of the Extraordinary Expenses or the amount of the payment which the Manager failed to make.

      "Extraordinary Expenses" means any Fund fees and expenses that are not incurred or accrued in the ordinary course of the Fund's business (including for example, all costs of defending or prosecuting any claim, or litigation, to which the Fund is a party, together with any amounts in judgment, settlement or indemnification expense incurred by the Fund or any other non-recurring, non-operating expenses). If the Fund's assets are invested exclusively in the debt portfolio, Extraordinary Expenses will also include any Fund fees and expenses incurred in excess of the Fund's expense limits whether or not incurred in the ordinary course of the Fund's business. Those expense limits are 1.30%
for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55%
for Class N shares. The Fund will invest its assets exclusively in the debt portfolio if the formula provides for such allocation or if, under the terms of the Warranty Agreement, the Warranty Provider exercises its right to instruct the Manager to allocate the Fund's assets to the debt portfolio, deliver to the
Fund's Custodian pre-signed instructions from the Manager instructing the
Custodian to immediately allocate all of the assets of the Fund to the debt portfolio, or change one of the variables in the formula to an amount that would cause all of the Fund's assets to be allocated to the debt portfolio. The
Manager will not be responsible to the Fund for a reduction in the Warranteed
Amount due to an Extraordinary Expense or other shortfall resulting from the
Manager's negligent acts or willful misfeasance.

Post-Warranty Period. On and after the Maturity Date, you can redeem your shares or exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. The value of your shares on the Maturity
Date will be the greater of (i) the then-current net asset value of the Fund or
(ii) the Warranteed Amount as adjusted for any redemptions of Fund shares made during the Warranty Period, any Fund dividends and distributions not reinvested in shares of the Fund, and any Extraordinary Expenses. Because the benefits of the Warranty Agreement terminate after the Maturity Date, the entire amount of your investment in the Fund following the Maturity Date will be subject to market risk.

      If after the Maturity Date shares of the Fund remain issued and outstanding, the Board may elect at the recommendation of the Manager and without shareholder approval (1) to have the Fund redeem all issued and outstanding shares and then terminate the Fund, (2) to merge the Fund into the
Underlying Fund, or (3) to continue the existence of the Fund. Shareholders who continue their investment in the Fund after the Maturity Date will receive prior notice of the Board's decision. If the Board chooses to have the Fund redeem all issued and outstanding shares and terminate the Fund, those remaining shareholders will receive the then-current net asset value which may be more or less than their Warranteed Amount. If the Board chooses to continue the existence of the Fund during the Post-Warranty Period, then the Fund's investment objectives will be changed by the Board to the single objective of seeking high total return and the Fund's name will change to an appropriate name as determined by the Board. To achieve that objective, the Fund may invest its assets during the Post-Warranty Period primarily in shares of the Underlying
Fund, common stocks of U.S. companies of different capitalization ranges, and debt securities, such as bonds and debentures. The Manager will sell a portfolio security during the Post-Warranty Period if it determines that the security will not provide the return anticipated. During the Post-Warranty Period, the Fund's shares will be offered on a continuous basis. Shareholders will not have the benefit of the Financial Warranty during the Post-Warranty Period.

------------------------------------------------------------------------------

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any person.
------------------------------------------------------------------------------

The Fund's Past Performance

      Because the Fund has not commenced operations, there is no prior performance information. Please remember that the Fund is intended to be a long-term investment and that performance results are historical, and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Fund

      The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. In addition, the Fund and therefore its shareholders will indirectly bear its pro-rata share of the expenses of the Underlying Fund. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. "Other Expenses" and "Total Annual
Operating Expenses" are based on the Fund's anticipated expenses during its first fiscal year.

Shareholder Fees (charges paid directly from your investment):

--------------------------------------------------------------------
                          Class A   Class B    Class C     Class N
                           Shares     Shares     Shares    Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases        5.75%     None       None        None
(as % of offering price)
--------------------------------------------------------------------
--------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the            None1      5%2        1%3        1%4
original offering price
or redemption proceeds)
--------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

---------------------------------------------------------------------

                           Class A   Class B    Class C     Class N
                            Shares    Shares5     Shares    Shares

---------------------------------------------------------------------
---------------------------------------------------------------------

Management Fees6             0.27%     0.27%      0.27%      0.27%

---------------------------------------------------------------------
---------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees         0.25%     1.00%      1.00%      0.50%
---------------------------------------------------------------------
---------------------------------------------------------------------

Other Expenses               1.00%     1.00%      1.00%      1.00%

---------------------------------------------------------------------
---------------------------------------------------------------------
Total Annual Operating

Expenses 7, 8                1.52%     2.27%      2.27%      1.77%

---------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, the Warranty Agreement fees of 0.60%, and accounting and legal expenses that the Fund pays. The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That voluntary undertaking may be amended or terminated at any time.

1. A contingent deferred sales charge may apply to redemptions of investments of
   $1 million or more of Class A shares. See "How Can You Buy Class A Shares"
   for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. A contingent deferred sales charge applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.
5. Class B shares automatically convert to Class A shares 88 months after purchase.
6. "Management Fees" in the table above are shown as contractually reduced pursuant to the terms of the investment advisory agreement by the amount of management fees paid to the Manager by the Underlying Fund on assets representing investments by the Fund in shares of the Underlying Fund. The
   Fund's management fee is reduced so that shareholders of the Fund do not pay direct and indirect management fees in excess of 0.50%. The management fees shown above assumes an allocation of 50% of the Fund's assets to shares of the Underlying Fund, and will fluctuate as the allocation changes.
7. The Manager has contractually agreed to reduce its management fee for the remainder of the Warranty Period in the event that the Fund becomes completely and irreversibly invested in the debt portfolio to the extent necessary so that total annual operating expenses of the Fund are limited to
   1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. Those expense limitations do not include
   Extraordinary Expenses and other expenses not incurred in the ordinary course of the Fund's business. However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the
   Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. If all of the Fund's assets are completely and irreversibly allocated to the debt portfolio, the Warranteed Amount will be reduced by the portion of the Fund's annual operating expenses that exceed these limits.
8. Set forth below are the estimated aggregate gross expenses of each class of shares of the Fund, including expenses of the Underlying Fund (without taking into effect the Underlying Fund's voluntary expense waivers) that the Fund bears indirectly as a shareholder of that Fund.  These estimates assume an allocation of 50% of the Fund's assets to shares of the Underlying Fund. The
   Fund's actual gross expenses may be higher as a result of changes in the allocation, the expenses of the Underlying Fund and/or the Fund's own expenses. The estimated total combined operating expenses of each class are:
   Class A 1.75%, Class B 2.50%, Class C 2.50% and Class N 2.00%.  However, the
   Manager has voluntarily undertaken to waive the Fund's fees and expenses in an amount equal to the indirect Underlying Fund expenses paid by the Fund as a shareholder of the Underlying Fund. The Manager may amend or terminate that voluntary undertaking at any time.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples are based on the Total Annual Operating Expenses shown in the table above, which reflect contractual but not voluntary expense limitations and fee waivers, and assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:        1 Year        3 Years
--------------------------------------------------------

Class A Shares                  $721         $1,028

--------------------------------------------------------

Class B Shares                  $730         $1,009

--------------------------------------------------------

Class C Shares                  $330          $709

--------------------------------------------------------

Class N Shares                  $280          $557

--------------------------------------------------------
If shares are not redeemed:    1 Year        3 Years
--------------------------------------------------------

Class A Shares                  $721         $1,028

--------------------------------------------------------

Class B Shares                  $230          $709

--------------------------------------------------------

Class C Shares                  $230          $709

--------------------------------------------------------
--------------------------------------------------------

Class N Shares                  $180          $557

--------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B,
Class C and Class N expenses do not include the contingent deferred sales charges.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's assets among the debt portfolio and the equity portfolio will vary over time based upon a mathematical formula intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranteed Amount. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

Investment in Shares of Oppenheimer Main Street Fund - The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the
"Underlying Fund"). The Underlying Fund seeks high total return, by investing mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large capitalization issuers. It also can buy debt securities, such as bonds and debentures but does not currently emphasize these investments. The portfolio managers of the Underlying Fund use a variety of proprietary quantitative models to rank stocks on the basis of valuation, momentum and investor psychology, fundamental research about particular industries and individual judgement. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

   o  Multi-factor quantitative models: These include a group of "top-down"
      models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of "bottom up" models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.
   o  Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
   o  Judgment: The Underlying Fund's portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

      The portfolio managers emphasize wide diversification. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

      Stock Investments. The Underlying Fund currently invests mainly in common stocks. The Underlying Fund currently focuses on securities of issuers that have large capitalizations. Historically their stock prices have tended to be less volatile than securities of smaller issuers. However, the Underlying Fund can buy stocks of issuers in all capitalization ranges. "Capitalization" refers to the market value of all of the issuers'
      outstanding common stock.

      Debt Securities. The mix of equities and debt securities in the Underlying
      Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions. The Underlying Fund's investments in debt securities can include securities issued or guaranteed by the U.S.
      government or its agencies and instrumentalities, and foreign and domestic corporate bonds, notes and debentures. They may be selected for their income possibilities, for liquidity and to help cushion fluctuations in the Underlying Fund's net asset values.

      The debt securities the Underlying Fund buys may be rated by nationally recognized rating organizations such as Moody's Investors Service, Inc. or
      Standard & Poor's Rating Service or they may be unrated securities assigned a comparable rating by the Manager.

o     Special Credit Risks of Lower-Grade Securities.  The Underlying Fund
      can invest up to 25% of its total assets in "lower-grade" securities commonly known as "junk bonds."  These are securities rated below "Baa"
      by Moody's Investors Service, Inc. or "BBB" by Standard & Poors Ratings
      Service or having similar ratings by other ratings organizations, or if unrated, assigned a comparable rating by the Manager.  However, the
      Underlying Fund currently does not intend to invest more than 10% of its assets in lower-grade securities and cannot invest more than 10% of its total assets in lower-grade securities that are not convertible.

      Debt securities below investment grade, whether rated or unrated, have greater risks than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal when due. These risks mean that the Underlying Fund's net asset value per share could be affected by declines in value of these securities.

      Risks of Foreign Investing. The Underlying Fund can buy securities of companies or governments in any country, developed or underdeveloped.
      While there is no limit on the amount of the Underlying Fund's assets that may be invested in foreign securities, the Manager does not currently plan to invest significant amounts of the Underlying Fund's assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

      Other Equity Securities. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stock. Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

      Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of
      1933. The Underlying Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to
      15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers are not subject to that limit. The
      Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      Derivative Investments. The Underlying Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
      In the broadest sense, options, futures contracts, and other hedging instruments the Underlying Fund might use may be considered "derivative"
      investments. The Underlying Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Underlying Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Underlying Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Underlying Fund's share prices could fall. Certain derivative investments held by the Underlying
      Fund might be illiquid.

   o  Hedging. The Underlying Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments." Some of these strategies would hedge the Underlying Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Underlying Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the
      Underlying Fund's return.

      Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the Underlying Fund can invest up to 100%
      of its total assets in temporary defensive investments that are inconsistent with its principal investment strategies. Generally, they would be money market instruments, U.S. government securities, highly-rated commercial paper, or repurchase agreements. The Underlying
      Fund may also hold these types of securities pending the investment of proceeds from the sale of Underlying Fund shares or portfolio securities or to meet anticipated redemptions of Underlying Fund shares. To the extent the Underlying Fund invests defensively in these securities, it may not achieve its investment objective.

      For more information about the types of securities the Underlying Fund may invest in, you can request a prospectus of Oppenheimer Main Street Fund by calling the toll-free number listed on the back cover of this prospectus.

Investment in Debt Securities. In selecting debt securities and evaluating their yield potential and credit risk, the Manager does not rely solely on ratings by rating organizations but evaluates business and economic factors affecting an issuer as well.

U.S.  Government Securities. U.S. government securities the Fund buys may include U.S. Treasury obligations issued or guaranteed by U.S. government agencies or instrumentalities.
o     U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one year and up to ten years when issued), and
      Treasury bonds (having maturities of more than ten years when issued).
      Treasury securities are backed by the full faith and credit of the
      United States as to timely payments of interest and repayments of principal. The Fund can buy U. S. Treasury securities that have been
      "stripped" of their coupons and zero-coupon securities described below.
      Obligations Issued or Guaranteed by U.S. Government Agencies or
      Instrumentalities. These include direct obligations and
      mortgage-related securities that have different levels of credit support from the U.S. government. Government National Mortgage
      Association ("Ginnie Mae") pass-through mortgage certificates, for example, are supported by the full faith and credit of the U.S.
      government.

Portfolio Turnover. The Fund can engage in active and frequent trading to try to achieve its objective, and will likely have a high portfolio turnover rate. Portfolio turnover increases the Fund's transaction costs. However, most of the Fund's portfolio transactions are principal trades that do not entail brokerage fees. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.

Asset allocation - The Manager allocates the Fund's assets between the equity portfolio (shares of the Underlying Fund) and the debt portfolio (primarily zero coupon U.S. government securities) based upon the recommendation of a quantitative model. The Manager evaluates the relative allocation between the equity portfolio and debt portfolio daily and makes any necessary adjustments to the Fund's portfolio. The model may allocate between 0% to 100% of the Fund's assets to the equity portfolio. However, at the Fund's commencement of operations following the Offering Period, it is anticipated that approximately
30% to 50% of the Fund's assets will be allocated to the equity portfolio. The allocation during the Warranty Period will fluctuate in response to changes in the securities markets. Factors reflected in the asset allocation methodology include, but are not limited to:

o     The market value of the Fund's assets as compared to the Warranteed
      Amount
o     The prevailing level of interest rates
o     Equity market volatility
o     The length of time remaining until the Maturity Date

      Under the terms of the Warranty Agreement, the Fund may be required in certain limited circumstances, including a material decline in the value of the
Fund's assets relative to the Warranteed Amount or a breach by the Fund or the
Manager of its obligations under the Warranty Agreement, to invest all or a substantial portion of its assets in U.S. government securities (as well as cash and cash equivalents to the extent necessary to meet redemption requests and
Fund expenses) or in zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests and Fund expenses).

      Specifically, situations where the Warranty Provider can require the Fund to invest all of its assets in the debt portfolio include: if the Fund issues additional shares during the Warranty Period in violation of the Warranty
Agreement; the Fund invests in securities other than as permitted in this prospectus; the Fund's investment in the equity portfolio on any given day exceeds certain limitations as established by, or fails to allocate assets pursuant to, the mathematical formula set forth in the Warranty Agreement; the
Fund fails to comply with the expense limitations imposed on the Fund if it is required to invest exclusively in the debt portfolio; the Fund fails to pay the
Warranty Agreement fee when due; if the investment advisory agreement with the
Manager is terminated and the successor investment adviser is not acceptable to the Warranty Provider; the Manager fails to manage the Fund in accordance with its objectives, policies and strategies; the Manager or the Fund's custodian fail to provide the Warranty Provider with certain information necessary for it to monitor the Fund's compliance with the Warranty Agreement; representations or warranties made by the Manager or the Fund in certain agreements and documents that were incorrect or misleading when made; the commencement of any proceeding in a federal, state or local court which if adversely determined, could have an adverse effect on the Manager or the Fund; if an action or proceeding is commenced to place the Fund or the Manager in receivership or bankruptcy; or any governmental or regulatory action that limits, suspends, or terminates the rights, privileges or operation of the Manager or the Fund that results in and adversely effects the Manager or the Fund.

      Under the Warranty Agreement, the Fund is also required to satisfy certain risk management requirements, which will also restrict the manner in which the
Fund may invest its assets. The Fund's holdings of cash and cash equivalents will generally be limited to an amount necessary to meet anticipated expenses and redemptions.

      The formula may require the Fund to have a higher portfolio turnover rate as compared to other mutual funds.

The Financial Warranty. The Fund has entered into the Warranty Agreement to help make sure that on the Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount not less than the Warranteed Amount, i.e., the initial value of that shareholder's account on the second business day after the end of the Offering Period (including any net income earned by the Fund during the Offering Period and less sales charges and Extraordinary Expenses and a proportionate reduction for dividends and distributions paid in cash and shares redeemed). Certain calculations under the Warranty Agreement (including the calculation of any shortfall) will be performed by an affiliate of the Warranty
Provider as calculation agent. The Warranty Agreement requires the Manager to comply with certain agreed upon investment parameters in an attempt to limit the
Fund's risk. These investment parameters are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the
Fund to redeem shares at not less than the Warranteed Amount on the Maturity
Date. If the Fund fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty
Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. These circumstances include: if the Fund liquidates, is merged, reorganizes or sells all or substantially all of its assets; if the
Manager ceases to be the adviser of the Fund and any successor adviser is not acceptable to the Warranty Provider; if the conditions precedent to the Warranty
Provider's issuance of the Financial Warranty have not been met under the terms of the Warranty Agreement; if the custodian agreement is amended so that the custodian is no longer obligated to provide the Warranty Provider with certain information regarding the Fund's portfolio as required by the Warranty
Agreement; if the Manager fails to pay to the Warranty Provider a shortfall amount resulting from the negligence, recklessness, bad faith, willful misconduct or fraud of the Manager; a determination of negligence, recklessness, fraud, bad faith or willful misconduct on the part of the Manager or the Fund by a court of competent jurisdiction or a board of arbitration; if under the terms of the Financial Warranty Agreement, the Manager or the custodian is required to allocate all of the Fund's assets to the debt portfolio and fails to do so within a reasonable time; if the Manager fails to provide the Warranty Provider with information regarding the Underlying Fund in certain circumstances; the
Manager does not manage the assets of the Fund in accordance with the Fund's objective, policies and strategies; or the Trust establishes another series other than this Fund during the Warranty Period. The Warranty Provider (or its affiliate) may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders. In monitoring the Fund's compliance, the Warranty Provider (or its affiliate) will rely predominantly on information provided by the Fund, the
Manager and the Fund's Custodian. If the Fund receives notice of termination from the Warranty Provider, the Fund will promptly provide shareholders notice of such termination.

      The Fund will pay to the Warranty Provider, under the Warranty Agreement, an annual fee equal to 0.60% of the average daily net assets of the Fund during the Warranty Period. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to his or her Warranteed Amount
(a "Shortfall"), the Warranty Provider will pay to the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Warranteed Amount. The amount of any Shortfall required to be paid by the Warranty Provider will be reduced by (i) an amount proportionate to the number of shares that would have been issued had dividends and distributions not been taken in cash rather than reinvested in additional shares of the Fund; (ii)
an amount proportionate to the number of shares redeemed; (iii) the amount of any Extraordinary Expenses or any expenses incurred by the Fund in excess of the expense limits described under "Warranty Period" on page __; (iv) any shares issued by the Fund during the Warranty Period other than in connection with the reinvestment of dividends and distributions; (v) the amount of any increase in the Warranteed Amount per share as a result of changes in accounting practices for the Fund or corporate actions; and (vi) if the Manager is required to make payments under the Warranty Agreement in certain instances and the Manager fails to do so in a timely manner.

      A shareholder's ability to receive his or her Warranteed Amount depends on the financial condition of the Warranty Provider. If the Warranty Provider becomes insolvent or its credit deteriorates substantially, payment under the
Financial Warranty may not be made or may become unlikely. In such event, the
Board could take a variety of actions, including replacing the Financial
Warranty or liquidation of the Fund. In such circumstances, shareholders could suffer a loss of principal. During the Post-Warranty Period, an investment in the Fund will no longer receive the benefit of the Financial Warranty. The Board is under no obligation to replace the Financial Warranty. If it does so, the fee charged by any replacement warranty provider may be higher or lower than the fee charged by Merrill Lynch Bank USA. If the Board were to determine that liquidation of the Fund during the Warranty Period is in the shareholders' best interests, the Warranty Agreement would automatically terminate upon such liquidation and the Warranty Provider would have no obligations to make a payment to the Fund. In that event neither the Manager nor any other person would be liable to make a payment to the Fund to provide shareholders with their
Warranteed Amount. Upon liquidation, shareholders would receive the then-current net asset value of that Fund account.

      The Warranty Agreement may be amended with the prior consent of the
Warranty Provider, the Fund and the Manager. Therefore, material changes to the
Warranty Agreement may be made without shareholder approval, even to the extent such change could have a direct or indirect impact on a shareholder's investment in the Fund. Any material amendments to the Warranty Agreement will be disclosed in amendments to this prospectus.

      The Warranty Provider has not participated in the organization of the Fund and makes no representation regarding the advisability of an investment in the
Fund. Further information about the Warranty Provider can be found in the
Statement of Additional Information.

      The Fund will provide you with a copy of the most recent audited annual or unaudited quarterly financial statements of the Warranty Provider, free of charge, upon your request. To receive a copy of these financial statements please contact the Fund at the telephone number or write to the Fund at the address shown on the outside back cover of this prospectus.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a non-fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective during the Warranty Period, the Fund can use the investment techniques and strategies described below. The
Manager might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Zero-Coupon and "Stripped" Securities. Some of the debt securities the Fund buys are zero-coupon bonds that pay no interest. The Fund can invest up to 100%
      of its assets in zero-coupon U.S. government securities. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some mortgage-related securities issued by agencies of the U.S. government may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis.
      The Fund may have to pay out the imputed income on zero-coupon securities without receiving the cash currently. Stripped securities are particularly sensitive to changes in interest rates.

Short-Term Debt Securities. The Fund can buy high-quality, short-term money market instruments, including obligations of the U.S. Government and its agencies, short-term demand and time deposits in, certificates of deposit of and bankers' acceptances issued by, any U.S. depository institution or trust company, and commercial paper, which are short-term, negotiable promissory notes of companies. Because these instruments tend to offer lower yields than other debt securities, the Fund ordinarily uses them for liquidity and cash management purposes or for defensive purposes when market conditions are unstable.

How is the Warranteed Amount Determined?

Example.* Assume you have $20,000 to invest in Fund shares. Assume that you decided to purchase Class A shares and the public offering price is $10.61 per share (initial net asset value of $10.00 per share plus a sales load of 5.75%).
After deducting your sales load of 5.75%, $18,850.14 will be invested in Fund shares and you will have 1,885.01 shares in your account. Your initial
Warranteed Amount will be $18,850.14.

* Figures used in the example have been rounded to the nearest hundredth.

The full amount of your investment will not receive the benefit of the Financial
Warranty. Rather, the Financial Warranty protects only the amount invested, less any initial sales load and your proportionate share of certain Extraordinary
Expenses, and reduced proportionately for any dividends paid in cash or redemption of shares.

Redemption of shares during the Warranty Period will decrease the Warranteed
Amount to which a shareholder is entitled. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then-current Warranteed
Amount per share, thereby reducing the overall Warranteed Amount for the shareholder. A redemption made from the Fund prior to the Maturity Date will be made at the Fund's then-current net asset value per share, less any applicable deferred sales charge, which may be higher or lower than the Warranteed Amount per share.

The Warranteed Amount per share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in additional shares of the Fund, the shareholder's total
Warranteed Amount will remain the same because he or she will hold a greater number of shares at a reduced Warranteed Amount per share following payment of a dividend or distribution. The result is to preserve the total Warranteed Amount to which he or she was entitled before the dividend or distribution was made. If a shareholder elects to receive any dividends or distributions in cash, however, he or she will hold the original number of shares at the reduced Warranteed
Amount per share following payment of a dividend or distribution. This will reduce the Warranteed Amount to which such shareholder was entitled before the dividend or distribution was made.

Example 1. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each date on which a dividend or distribution is declared. Although the number of shares in your account increases, and the Warranteed Amount per share decreases, your overall
Warranteed Amount does not change. Using our example, assume it is now December
31, 2003 and the Fund declares a dividend of $0.15 per share. Also, assume that the net asset value is $11.25 per share at the end of the day on December 31,
2003.

To recalculate your Warranteed Amount per share:

1.       Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply
         1,885.01 shares by $0.15 per share to arrive at $282.75.
2.       Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending net asset value per share on the day the dividend was declared. In our case, $282.75 divided by $11.25 equals 25.13 additional shares.
3.       Adjust your account for your additional shares. Add 1,885.01 and 25.13 to arrive at your new share balance of 1,910.14.

4.       Determine your new Warranteed Amount per share. Take your original
         Warranteed Amount and divide by your new share balance. Using our example, divide $18,850.14 by 1,910.14 shares to arrive at the new
         Warranteed Amount per share of $9.87.

5.       Your Warranteed Amount still equals $18,850.14.

If you do not reinvest your dividends and distributions in additional shares of the Fund, such dividends and distributions will be treated as a redemption of the shares that would have otherwise been purchased through the proceeds of the dividend or distribution, and your Warranteed Amount will be reduced.

Example 2. Assume you elect to receive Fund dividends and distributions in cash.
On each date on which a dividend or distribution is declared, the number of shares you own in the Fund will remain the same and the Warranteed Amount per share will decrease resulting in your overall Warranteed Amount declining. Using our example, assume it is now December 31, 2003 and the Fund declares a dividend of $0.15 per share. Also assume that the net asset value is $11.25 per share at the end of the day on December 31, 2003.

      To recalculate your Warranteed Amount per share:

1.       Determine the value of your dividend.  Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared.  In our example, we multiply 1,885.01 shares by $0.15 per share to arrive at $282.75.
         If you reinvested the distribution, you would have received 25.13 additional shares for a total of 1,910.14 shares.  However, because you will receive this amount in cash rather than additional Fund shares, the number of Fund shares you own remains at 1,885.01.

2.       Determine your new Warranteed Amount per share. Take your original
         Warranteed Amount and divide by the number of shares you would have had if you reinvested the distribution. Using our example, divide
         $18,850.14 by 1,910.14 shares to arrive at $9.87 per share.

3.       Multiply $9.87 by the number of shares you actually own (1,885.01) to arrive at your new Warranteed Amount of $18,605.05.

      Although shareholders can perform this calculation themselves, the Fund will recalculate the Warranteed Amount per share whenever the Fund declares a dividend or makes a distribution. It is possible that the Fund's calculations may differ from a shareholder's calculation, for example, because of rounding or the number of decimal places used. In each case, the Fund's calculations will control.

      See "Dividends, Capital Gains and Taxes" for additional details regarding the Financial Warranty.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $125 billion in assets as of March 31, 2003, including other Oppenheimer funds, with more than 7 million shareholder accounts. The Manager is located at 498 Seventh Avenue, New
York, New York 10018.

Portfolio Managers. Angelo Manioudakis and other investment professionals selected from the Manager's high-grade team in its fixed-income department are primarily responsible for the day-to-day management of the Fund's fixed-income portfolio. Kenneth Winston and other members of the Manager's risk management department shall be primarily responsible for the allocation of the Fund's assets between shares of Oppenheimer Main Street
      Growth & Income Fund and debt securities. Messrs. Manioudakis and Winston are Vice Presidents of the Fund and Senior Vice Presidents of the Manager.
      Prior to joining the Manager in April 2002, Mr. Manioudakis was a portfolio Manager at Morgan Stanley Investment Management (since August
      1993). Prior to joining the Manager in May 2001, Mr. Winston was a
      Managing Partner at Richards & Tierney, Inc. (since 1994).

Advisory Fees. Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate of 0.50% of the average annual net assets of the Fund. That fee will apply during the Warranty Period and the Post-Warranty Period. If during the Warranty Period 100% of the Fund's assets are irreversibly invested in the debt portfolio, the advisory fee will be at an annual rate of 0.25% of the average annual net assets of the
      Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that total annual operating expenses of the
      Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class
      C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. The Manager has voluntarily agreed to waive its advisory fee during the Offering Period.
      That voluntary undertaking may be amended or eliminated at any time.

ABOUT your account

How to Buy Shares

HOW DO YOU BUY SHARES DURING THE OFFERING PERIOD? Shares of the Fund may only be purchased during the Offering Period which is expected to run from May __, 2003 through June 30, 2003, unless extended. The Fund reserves the right to extend the Offering Period. You can buy shares several ways, as described below. The
Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.
      Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account
      Application and return it with a check payable to "OppenheimerFunds
      Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If
      you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $5,000,
      $2,500 for retirement plans. Before sending a wire, call the Distributor's
      Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
      pay for shares by electronic funds transfers from your bank account.
      Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions by telephone using OppenheimerFunds PhoneLink, described below. Please refer to "PhoneLink," below for more details.
o     You may not purchase additional shares during the Warranty Period other than in connection with the reinvestment of dividends and distributions.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum investment of
$5,000. Under retirement plans, such as IRAs, pension and profit-sharing plans, the minimum investment is $2,500.

AT WHAT PRICE ARE SHARES SOLD? Orders to purchase shares must be received no later than June 30, 2003 unless the offering period is extended. The Fund may reject any order to buy shares. Shares will not be offered during the Warranty
Period, except in connection with the reinvestment of dividends and distributions. Selected securities dealers or other financial intermediaries, may directly charge you a processing fee to confirm a purchase. Such processing fee is not included in the Warranteed Amount. Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the
Distributor.

Net   Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the
      Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this
      Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the
      Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security. A security's valuation may differ depending on the method used for determining value.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received no later than the
      Distributor's close of business on June 30, 2003, unless your dealer has made alternative arrangements with the Distributor.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------

Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in
      "How Can You Buy Class A Shares?" below.

------------------------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can
      You Buy Class B Shares?" below. Class B shares automatically convert to
      Class A shares 88 months after purchase.

------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy
      Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. The Fund is designed for those investors who do not anticipate needing to take dividends and distributions in cash or needing to redeem their shares prior to the Maturity Date. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For retirement plans that qualify to purchase Class N shares,
      Class N shares will generally be more advantageous than Class B and Class
      C shares.

      For non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor. If you are investing less than $100,000 and intend on redeeming your shares on the Maturity Date and do not expect to need access to your money for the seven year Warranty Period, Class B or Class C shares may be more appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates will not be issued for any class of shares of the Fund except for Class A share accounts with a value of $1 million or more. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                            Charge As a Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation," as described in "Reduced Sales Charges" in the Statement of
      Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of
      Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. Class B shares cannot be purchased by exchange of Class B shares from another Oppenheimer fund. If Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
      Class A shares 88 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any
      Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

     A  contingent  deferred  sales  charge  of 1.0%  will be  imposed  upon the redemption of Class N shares,  if:

o The group  retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment  option of the plan and Class N shares are redeemed  within 18 months  after the plan's first purchase of Class N shares of any  Oppenheimer  fund, or
o With respect to an IRA or 403(b)  plan,  Class N shares  are  redeemed within
18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
      has adopted Distribution and Service Plans for Class B, Class C and Class
      N shares to pay the Distributor for its services and costs in distributing
      Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
      0.75% on Class B and Class C shares and 0.25% on Class N shares. The
      Distributor also receives a service fee of 0.25% per year under the Class
      B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the
      Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional
      Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the Statement of
      Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

    o transmit funds electronically to purchase shares during the Offering
      Period by telephone (through a service representative or by PhoneLink), or

    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer
      Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.

Purchasing Shares. You may purchase shares during the Offering Period in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the
      PhoneLink number and the Fund will send the proceeds directly to your
      AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund during the Offering Period, you have until the end of the
Offering Period to reinvest all or part of the redemption proceeds in Class A shares of the Fund without paying another sales charge. If you redeem some or all of your Class A or Class B shares of the Fund at any time, you have up to six months to reinvest all or a part of the redemption proceeds in Class A shares of other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or
Class N shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you will be required by law to take a distribution from your retirement plan in the next seven years which in turn would require you to redeem shares of the Fund, this Fund may not be an appropriate investment under your retirement plan. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals. Please call the Distributor for
      OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Prior to the Maturity Date and during the Post-Warranty Period, shares are redeemed at their net asset value (which may be less than your Warranteed
Amount) minus any applicable contingent deferred sales charge. For redemptions prior to the Maturity Date and during the Post-Warranty Period, the net asset value used in determining your share price is the next one calculated after your redemption order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The
Fund lets you sell your shares by writing a letter, or by telephone. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance. Redemption requests made after 4:00p.m. (or such earlier time as may be required by your financial intermediary) on the Maturity
Date will be priced at the net asset value at the close of business on the next business day and will be priced according to market fluctuation.

For redemptions made on the Maturity Date, the value used in determining your share price will be the greater of (i) the then-current net asset value or (ii)
your Warranty Amount per share. See the example at pages ____for help in understanding how this amount is calculated.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o You wish to redeem more than $100,000 and receive a check o The redemption check is not payable to all shareholders listed on the
      account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by
      Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOWDO you SELL SHARES BY MAIL? Write a letter of instruction that includes: o
   Your name o The Fund's name o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
Requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677. Whichever method you use, you may have a check sent to the address on
the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of
Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and 3.
   shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

      The Fund does not offer the ability to exchange into the Fund during the
Warranty Period. Because the Fund is not continuously offering its shares during the Warranty Period, if you exchange your shares of the Fund for shares of another fund you will not be able to effect an exchange back into the Fund during the Warranty Period. In addition, your exchange will be considered a redemption and will reduce your Warranteed Amount.

      If you make an exchange prior to the Maturity Date, you may receive an amount less than your original investment in the Fund.

      Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Class A, C and N shares of the Fund can be purchased during the Offering
Period by exchange of the same class of shares of other Oppenheimer funds on the same basis. You cannot purchase Class B shares of the Fund during the Offering
Period by exchange of shares of other Oppenheimer funds. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o The prospectuses of both funds must offer the exchange privilege. o You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of
Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink for automated exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
There is a $12 annual fee assessed on any account valued at less than $500.
      The fee is automatically deducted from the accounts annually on or about the second to last business day of September. See the Statement of
      Additional Information or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in
      NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. If you redeem your shares before the Maturity Date, the redemption value of your shares may be more or less than their original cost. The value of your shares on the Maturity Date will equal the greater of the Warranteed Amount or the Fund's then-current net asset value.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as
      10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the
      Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Sharesmay be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the
      Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or
      Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
 To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer
      Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Trustees. Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Unlessotherwise specified, all dividends and distributions will be automatically reinvested in
additional full and fractional shares of the Fund.  If you do not reinvest all of your dividends and
capital gains distributions in the Fund during the Warranty Period, your
      Warranteed Amount will be reduced

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. When you sell or exchange Fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares)
that you receive and your tax basis for the shares that you sell or exchange. In
January of each year the Fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

      The asset allocation process may increase turnover of the Fund's assets, which may result in the realization of additional gains by the Fund. It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders.
As noted above, distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in Fund shares.
Shareholders may receive taxable distributions of income from investments included in the debt portfolio even in situations where the Fund has capital losses from investments in the equity portfolio.

      The determination of the tax character of any payment of the Warranteed
Amount under the Warranty Agreement to the Fund as capital gain or ordinary income is not free from doubt under federal tax law. The Fund intends to take the position that its right to receive the payment under the Warranty Agreement is itself a capital asset, and that the payment in termination of such right gives rise to capital gain. Were the Internal Revenue Service to challenge such position, at least the portion of such payment attributable to capital losses previously realized by the Fund, and perhaps attributable to the Fund's unrealized capital losses, should be treated as capital gain. Any such gain would be offset by otherwise allowable capital shareholders, a portion of such payment may constitute ordinary income to the shareholders, provided however, that if the trustees of the Fund should elect to terminate the Fund at the end of the Warranty Period, it is anticipated that the shareholders receiving such payment in exchange for their shares would be treated as receiving a return of capital to the extent of their basis in the shares of the Fund, and to the extent such payment exceeds basis, as having capital gain.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      The Fund will invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though the Fund receives no actual interest payments on these securities, the
Fund will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price ("original issue discount") each year that the securities are held. Since the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements if shareholders request cash distributions.

      The asset allocation process used by the Fund may result in the realization of additional gains. It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders. As noted above, distributions of any gains and income will be taxable to shareholders even if such distributions are reinvested in Fund shares. Shareholders may receive taxable distributions of income from debt securities investments even in situations where the Fund has capital losses from investments in shares of the Underlying
Fund.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

INFORMATION AND SERVICES

For More Information on Oppenheimer Principal Protected
Main Street(R) Fund.

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance will be available in the Fund's Annual and
Semi-Annual Reports to shareholders. The Annual Report will include a discussion of market conditions and investment strategies that significantly affected the
Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports (when available), the notice explaining the Fund's privacy policy and other information about the Fund or your account:

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By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)
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By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
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On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: WWW.OPPENHEIMERFUNDS.COM
                                       ------------------------
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Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
WWW.SEC.GOV. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. No one has
been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus.
This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-____
PR0700.001.1002 Printed on recycled paper

PSP #5_0503

--------

1 Prior to April 30, 2003, the fund's name was Oppenheimer Main Street Growth &
Income Fund.

Oppenheimer Principal Protected Main Street Fund(R)

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL.OPP (225.5677)

Statement of Additional Information dated May __, 2003

      This Statement of Additional Information is not a prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated May __, 2003. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer
Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or
by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                            Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks.......
    The Fund's Investment Policies..........................................
    The Asset Allocation Process............................................
    Other Investment Techniques and Strategies..............................
    Investment Restrictions.................................................
How the Fund is Managed ....................................................
Organization and History....................................................
    Trustees and Officers of the Fund.......................................
    The Manager.............................................................
Brokerage Policies of the Fund..............................................
Distribution and Service Plans..............................................
Performance of the Fund.....................................................

About Your Account

How To Buy Shares...........................................................
How To Sell Shares..........................................................
How To Exchange Shares......................................................
Dividends, Capital Gains and Taxes..........................................
Additional Information About the Fund and the Warranty Provider.............

Financial Information About the Fund
Independent Auditors' Report................................................
Financial Statements........................................................

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks as well as information about any non-principal investment policies and the attendant risks not described in the prospectus and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund.
Additional information is also provided about the strategies that the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager can use in selecting portfolio securities will vary over time. During the Offering Period (expected to run from
May __, 2003 through June 30, 2003, unless extended), the Fund will invest its assets primarily in money market instruments and short-term debt securities. The
Fund's investment objective during the Offering Period is preservation of capital. Following the Offering Period, the Fund will enter its "Warranty
Period." The "Warranty Period" will run from the third business day following the end of the Offering Period (expected to be July 3, 2003) through and including a date seven years later (expected to be July 5, 2010 or the next following business day (the "Maturity Date")).
The investment objective of the Fund during the Warranty Period is to seek capital preservation in order to attempt to make sure that the value of each shareholder's account on the Maturity Date will be no less than the value of that shareholder's account on the last day of the Offering Period, less sales charges and extraordinary expenses not covered by the "Financial Warranty
Agreement" (the "Warranteed Amount"). The Fund seeks high total return as a secondary objective. There can be no assurance that the Fund will achieve its objective. The Fund's investment objective during the "Post-Warranty Period,"
the period immediately following the Maturity Date, is high total return. This section supplements the disclosure in the Fund's Prospectus and provides additional information on the Fund's investment policies or restrictions to the extent permitted under the Financial Warranty Agreement, dated ____________,
2003 (the "Financial Warranty Agreement"), among the Fund, the Manager and
Merrill Lynch Bank USA. Restrictions or policies stated as a maximum percentage of the Fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid securities). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's restrictions and policies.

      Under normal market conditions, during the Warranty Period the Fund's assets are allocated between an equity component, consisting exclusively of
Class Y shares of the Oppenheimer Main Street Fund (the "Underlying Fund"), and
a fixed income component, normally consisting primarily of zero-coupon U.S.
government securities. However, as explained more fully in the prospectus, under certain circumstances, the Fund's assets may be invested primarily or even exclusively in U.S. government securities.

      Merrill Lynch Bank USA ("MLBUSA" or the "Warranty Provider") is a
wholly-owned subsidiary of Merrill Lynch & Co., Inc. MLBUSA is licensed as an industrial loan corporation pursuant to the laws of the State of Utah and its deposits are insured by the Federal Deposit Insurance Corporation ("FDIC").
MLBUSA is regulated by certain Federal and state agencies and is examined by those agencies. MLBUSA may hedge its risks under the Warranty Agreement with one or more counterparties, including with an affiliate of MLBUSA (which may include the calculation agent under the Warranty Agreement).

The Asset Allocation Process. In pursuing the Fund's investment objective during the Warranty Period, the Manager allocates the Fund's assets between the equity and fixed income components of the portfolio. The Fund will not employ an asset allocation model during either the Offering Period or the Post-Warranty Period.

      The prevailing level of interest rates and the volatility of the equity markets will significantly influence the initial allocation of Fund assets between equity and fixed income securities. At the date of this Statement of
Additional Information, interest rates remain at historically low levels and the equity markets continue to experience above normal volatility, both of which are factors that may result in the mathematical formula allocating a high portion of the Fund's assets to fixed income securities. The Manager will monitor the allocation of the Fund's assets on a daily basis.

      The asset allocation process will also be affected by the Manager's ability to manage the Underlying Fund. If the market value of the Underlying
Fund increases, a smaller portion of the Fund's assets would be allocated to the debt portfolio. On the other hand, if the market value of the Underlying Fund decreases, a higher portion of the Fund's assets would have to be allocated to the debt portfolio, and the ability of the Fund to participate in any subsequent upward movement in the equity market would be reduced.

      The Financial Warranty Agreement contains a mathematical formula which provides the maximum amount of the Fund's assets that may be invested in the equity portfolio on any given day during the Warranty Period. That percentage allocation to the equity portfolio can be as high as 100% and as low as zero.
Accordingly, the Financial Warranty Agreement could limit the way that the
Manager manages the Fund during the Warranty Period in response to changing market conditions.

      In allocating the Fund's assets between equity and fixed income securities, the Manager will base its decision on the formula set forth in the
Warranty Agreement. The formula will help establish both the initial allocation of the Fund's assets and on a daily basis will reevaluate the Fund's then maximum permitted allocation in the equity component. The objective of the formula is to preserve the principal of the Fund, primarily through allocations to the fixed income securities. The formula takes into account a number of factors, including, but not limited to:

o     The market value of the Fund's assets as compared to the Warranteed
         Amount;

o     The prevailing level of interest rates;

o     Equity market volatility; and

o The length of time remaining until the Maturity Date.

      The formula may allocate between 0% to 100% of the Fund's assets to equity securities. However, initially a significant portion of the Fund's assets will be allocated to fixed income securities. It is also possible that 10% of the
Fund's assets will be allocated to the debt portfolio during the Warranty
Period.

      The basic terms of the asset allocation model were determined prior to the
Fund entering into the Financial Warranty Agreement with MLBUSA. MLBUSA reviewed the asset allocation model in determining whether it was prepared to offer the
Financial Warranty to the Fund and negotiated some modifications to manage its financial risk. MLBUSA has no right to require any modification to the structure of the asset allocation formula during the Offering Period or the Warranty
Period, but has discretion in certain limited circumstances to adjust certain variables in the formula. Because the model impacts MLBUSA's financial exposure,
MLBUSA has a right to approve any changes that the Fund wishes to make to the model during the Offering Period or the Warranty Period. MLBUSA has
informational rights regarding the model's allocation and the Fund's portfolio during the Warranty Period, but these rights are intended to enable MLBUSA to monitor its financial exposure. Under the terms of the Financial Warranty
Agreement, the Fund is subject to certain investment parameters during the
Warranty Period. The Fund has also agreed to be bound by various covenants. If the Fund's assets are not managed in accordance with the parameters set forth in the Financial Warranty Agreement of if the Fund breaches these covenants, the
Fund's assets could be allocated entirely to the fixed income portfolio for the remainder of the Warranty Period, or in certain limited circumstances, MLBUSA may terminate the Financial Warranty Agreement.

The Financial Warranty. The prospectus contains a detailed description of the
Financial Warranty Agreement. The "Financial Warranty" that the Warranty
Provider issues is a contractual obligation to make a payment to the Fund in the event there is a Shortfall ("Shortfall") between the Warranteed Amount and the then-current net asset value of the Fund on the Maturity Date. The Financial
Warranty is not a guarantee and therefore the availability of the Financial
Warranty on the Maturity Date will be conditioned upon the Manager and the Fund satisfying their respective obligations under the Financial Warranty Agreement.
Should the Fund and/or the Manager fail to satisfy their respective obligations under the Financial Warranty Agreement, the Warranty Provider is permitted to terminate the Financial Warranty and thus terminate its obligation, if any, to make any payment to the Fund on the Maturity Date. Shareholders also bear the risk that the Warranty Provider will become insolvent or otherwise be unable to satisfy its payment obligation to the Fund, if any, under the Financial
Warranty. If either event were to occur, shareholders' investment in the Fund would no longer be protected by the Financial Warranty which means their shares may be worth less than their anticipated Warranteed Amount. The Fund's Board of
Trustees will periodically review the financial statements of the Warranty
Provider. In the event MLBUSA ceases to be "well capitalized" (within the meaning of the capital maintenance regulations of the FDIC), the Board may terminate the Financial Warranty Agreement with MLBUSA and may, but is not obligated to replace the Financial Warranty Agreement with a financial warranty or similar protection issued by another entity.

      In the event the Manager acts with negligence, recklessness, bad faith, willful misconduct or fraud and the Fund's net asset value is below a set limit, the Manager will be required to make a payment under the Financial Warranty
Agreement in an amount equal to the amount of any reduction in the Fund's net asset value below a set limit that is directly or indirectly attributable to the
Manager's conduct. Additionally, in the event the Manager is required to allocate the Fund's assets to the debt portfolio and fails to do so and such failure results in the Fund's net asset value falling below a set limit, the
Manager will be required to pay to the Warranty Provider an amount equal to the shortfall due to the Fund's assets not being so invested. In the event the
Manager fails to make any such payment, deliver a notice of objection, or pay such amount into an escrow account to the Warranty Provider within five business days, then the Warranty Provider may terminate the Financial Warranty.

      The Financial Warranty Agreement imposes certain conditions and requirements on the Fund and the Manager. Failure to satisfy those conditions and requirements, which are described in detail in the Prospectus, gives the
Warranty Provider the ability to (i) reduce the amount of the Fund's assets invested in shares of the Underlying Fund, (ii) require 100% of the Fund's assets to be invested in U.S. government securities, or (iii) terminate the
Financial Warranty Agreement, depending on the condition or requirement. The
Manager will monitor the various conditions and requirements of the Financial
Warranty Agreement on a daily basis to ensure that the Fund and the Manager satisfy those conditions and requirements. In certain circumstances, the
Financial Warranty Agreement provides that in the case of certain deficiencies, the Fund may have a specified period of time to cure the deficiency. In the case of other deficiencies, the Warranty Provider has the right, in its sole discretion, to either allocate the Fund's assets to the debt portfolio, deliver to the Fund's Custodian pre-signed instructions from the Manager instructing the
Custodian to immediately allocate all of the Fund's assets to the debt portfolio or change one of the variables in the formula which would have the effect of increasing the portion of the Fund's assets allocated to the debt portfolio or in certain circumstances terminate the Financial Warranty Agreement. The
Warranty Provider will rely on the Manager as well as on the Fund's Custodian bank for the information necessary to monitor the Fund's and/or the Manager's compliance with the terms of the Warranty Agreement. The attendant risks to the
Fund and shareholders are if the Manager or the Custodian bank fail to provide the information required by the Warranty Agreement, in which case the Warranty
Provider may exercise the rights specified above.

      If there is a Shortfall on the Maturity Date, the Warranty Provider will be required to make a payment to the Fund in the amount of the Shortfall. The calculation of any Shortfall will be performed by an affiliate of the Warranty
Provider as calculation agent. The Shortfall amount will be determined per class of shares and then the specific shortfall amount per class of shares will be allocated to the respective class. Once the dollar amount of a Shortfall is allocated per class, that amount will then be divided evenly among the outstanding shares of the class to apply on a shareholder basis. The Fund will then provide those shareholders who redeem their Fund shares on the Maturity
Date with their respective Warranteed Amount. However, shareholders will not receive the benefit of the Financial Warranty after the Maturity Date.
Shareholders who redeem their shares after the Maturity Date will receive the net asset value of the Fund's shares, which may be more or less than their
Warranteed Amount.

      |X| Investments in Equity Securities. The Fund's investments in equity securities will consist exclusively of Class Y shares of the Oppenheimer Main
Street Fund (the "Underlying Fund"). The Underlying Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid-
and large-capitalization issuers. At times, the Underlying Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Underlying Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Underlying Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Underlying Fund's share prices may fluctuate more than that of funds focusing on larger capitalization issuers. Further information about the Underlying Fund is included under "Information About the
Underlying Fund" in Appendix C to this Statement of Additional Information. The
Underlying Fund's Prospectus and Statement of Additional Information describe in detail the Underlying Fund's investment policies, risks, management, investment restrictions, strategies and types of securities in which it may invest, and contains other information about the Underlying Fund. The Prospectus, Statement of Additional Information and annual and semi-annual reports of the Underlying
Fund are available without charge upon request by calling 1.800.525.7048.

      |X| Investments in Bonds and Other Debt Securities. The Fund will invest in U.S. government securities to seek its investment objective. In general, debt securities are also subject to two types of risk: credit risk and interest rate risk.

         o Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The fixed income component of the Fund's portfolio consist of U.S. government securities. U.S.
government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories. Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc., or at least "BBB" by Standard & Poor's Rating Service or Fitch, Inc., or that have comparable ratings by another nationally-recognized rating organization.

         o Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities after the Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes).
However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

      |X| U.S. Government Securities. These are securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of certain U.S. government agencies or instrumentalities in which the Fund can invest are guaranteed or supported by the "full faith and credit" of the United
States. "Full faith and credit" means generally that the taxing power of the
U.S. government is pledged to the payment of interest and repayment of principal on a security.

         o U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Other U.S. Treasury obligations the Fund can buy include U. S. Treasury securities that have been
"stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below.

         o Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. The
Fund may invest in, Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"), which are supported by the full faith and credit of the U.S. government .

      |X| Zero-Coupon Securities. The Fund can buy zero-coupon and
delayed-interest securities, and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. The Fund can buy U.S. Treasury notes or bonds that have been stripped of their interest coupons, and U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Money Market Instruments. The following is a brief description of the types of the U.S. dollar denominated money market securities the Fund can invest
in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities.
They may have fixed, variable or floating interest rates. During the Offering
Period the Fund will invest its assets in:

         o U.S.  Government  Securities.  These include  obligations issued or
guaranteed   by   the   U.S.   government   or  any   of   its   agencies   or
instrumentalities, described above.

         o Bank Obligations.  The Fund can buy time deposits,  certificates of deposit and bankers' acceptances. They must be:

            o obligations  issued or guaranteed by a domestic bank  (including a foreign  branch of a domestic  bank) having total assets of at least U.S. $1 billion, or
o     obligations  of a foreign  bank with total  assets of at least  U.S.  $1 billion.

      "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit Insurance
Corporation.

         o Commercial Paper. The Fund can invest in commercial paper if it is rated within the top three rating categories of Standard & Poor's and Moody's or other rating organizations.

      If the paper is not rated, it may be purchased if the Manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

      The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

      During the Warranty Period, the Fund may invest in bank deposits, commercial paper and U.S. government securities (excluding U.S. government zero coupon securities), having a remaining maturity of 90 days or less. The bank deposits will include demand and time deposits in, certificates of deposit of, and bankers' acceptances issued by, any U.S. depository institution or trust company. The bank deposits and commercial paper must have a credit rating of at least "P-1" by Moody's Investors Service, Inc. and at least "A-1" by Standard &
Poor's Rating Services, and the issuer thereof must have at the time of such investment a long-term credit rating of at least "Aa3" by Moody's or at least
"AA" by S&P.

      |X| Borrowing. The Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. Currently, under the 1940
Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed less its liabilities, other than borrowings), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the 1940
Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. As a matter of fundamental policy, the Fund is authorized to borrow up to the limits set forth in the 1940 Act.
During periods of substantial borrowings, the value of the Fund's assets would be reduced due to the added expense of interest on borrowed monies. The Fund is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets). Any such borrowing will be made only pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Fund's assets, so computed, should fail to meet the 300% asset coverage requirement, the Fund is required, within three days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value per share of a Fund correspondingly will tend to increase and decrease more when the Fund's assets increase or decrease in value than would otherwise be the case.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

      |X| Interfund Borrowing and Lending Arrangements. Consistent with its fundamental policies and pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Fund may engage in borrowing and lending activities with other funds in the OppenheimerFunds complex. Borrowing money from affiliated funds may afford the Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the Fund to obtain a higher rate of return than it could from interest rates on alternative short-term investments.
Implementation of interfund lending will be accomplished consistent with applicable regulatory requirements, including the provisions of the SEC order.

      |X| Interfund Borrowing. The Fund will not borrow from affiliated funds unless the terms of the borrowing arrangement are at least as favorable as the terms the Fund could otherwise negotiate with a third party. To assure that the
Fund will not be disadvantaged by borrowing from an affiliated fund, certain safeguards may be implemented. Examples of these safeguards include the following:
o  the Fund will not borrow money from affiliated funds unless the interest rate is more favorable than available bank loan rates;
o  the Fund's borrowing from affiliated funds must be consistent with its investment objective and investment policies;
o  the loan rates will be the average of the overnight repurchase agreement rate available through the OppenheimerFunds joint repurchase agreement account and a pre-established formula based on quotations from independent banks to approximate the lowest interest rate at which bank loans would be available to the Fund;
o  if the Fund has outstanding borrowings from all sources greater than 10% of its total assets, then the Fund must secure each additional outstanding interfund loan by segregating liquid assets of the Fund as collateral;
o  the Fund cannot borrow from an affiliated fund in excess of 125% of its total redemptions for the preceding seven days;
o  each interfund loan may be repaid on any day by the Fund; and
o  the Trustees will be provided with a report of all interfund loans and the Trustees will monitor all such borrowings to ensure that the Fund's participation is appropriate.

      There is a risk that a borrowing fund could have a loan called on one day's notice. In that circumstance, the Fund might have to borrow from a bank at a higher interest cost if money to lend were not available from another
Oppenheimer fund.

      |X| Interfund Lending. To assure that the Fund will not be disadvantaged by making loans to affiliated funds, certain safeguards will be implemented.
Examples of these safeguards include the following:

o     the Fund will not lend money to affiliated funds unless the interest rate on such loan is determined to be reasonable under the circumstances;
o     the Fund may not make interfund loans in excess of 15% of its net assets;
o     an interfund loan to any one affiliated fund shall not exceed 5% of the
   Fund's net assets;
o an interfund loan may not be outstanding for more than seven days; o each interfund loan may be called on one business day's notice; and o the Manager will provide the Trustees reports on all interfund loans
   demonstrating that the Fund's participation is appropriate and that the loan is consistent with its investment objectives and policies.

      When the Fund lends assets to another affiliated fund, the Fund is subject to the credit that the borrowing fund fails to repay the loan.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its previous fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of
100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance.
Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code. As a result of the
Fund's dynamic asset allocation model, the Fund may have a higher portfolio turnover rate than other mutual funds.

Investment in Other Investment Companies. As stated above, the Fund can invest in the Class Y shares of Oppenheimer Main Street Fund, subject to the limits set forth in the Investment Company Act of 1940 (the "Investment Company Act") or
any exemption therefrom that apply to those types of investments and any percentage limit established, from time to time, by the asset allocation formula described in the Financial Warranty Agreement. Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. As a shareholder of an investment company, the Fund will be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.

Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the
Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

      o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

      o The Fund cannot concentrate investments. That means it cannot invest 25%
or more of its total assets in any industry. However, there is no limitation on investments in affiliated funds and obligations issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

o The Fund cannot invest in commodities. However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o The Fund cannot invest in real estate or in interests in real estate.
However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

      o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o The Fund cannot borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.

o The Fund cannot make loans except (a) through lending of securities, (b)
through the purchase of debt instruments or similar evidences of indebtedness,
(c) through an interfund lending program with other affiliated funds, and (d)
through repurchase agreements.

o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities. This limit applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other affiliated investment companies.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted as a non-fundamental policy the industry classifications set forth in Appendix B to this Statement of Additional
Information. The Fund does not intend to concentrate its investments in a group of industries.

How the Fund is Managed

Organization and History. The Fund is a "series" of Oppenheimer Principal
Protected Trust. That Trust is an open-end, management investment company organized as a Massachusetts business trust in 2003. The Fund is a diversified mutual fund and commenced operations on May __, 2003.

Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has four classes of shares: Class A, Class B, Class C and Class N. All classes invest in the same investment portfolio. Only retirement plans may purchase Class N shares. Each class of shares: o has its own dividends and distributions, o pays certain expenses which may be different for the different classes, o may have a different net asset value, o may have separate voting rights on matters in which interests of one
      class are different from interests of another class, and o votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of Shareholders. Although the Fund is not required by Massachusetts law to hold annual meetings, it may hold shareholder meetings from time to time on important matters. The shareholders of the Fund's parent trust have the right to call a meeting to remove a Trustee or to take certain other action described in the Declaration of Trust or under Massachusetts law.

      The Fund will hold meetings when required to do so by the Investment
Company Act or other applicable law. The Fund will hold a meeting when the
Trustees call a meeting or upon proper request of shareholders. If the Fund's parent trust receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a Trustee), the Trustees will call a meeting of shareholders for that specified purpose. The Fund's parent corporation has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

Board of Trustees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act.
As of the date of this Statement of Additional Information, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                             Aggregate
                                                                             Dollar
                                                                             Range Of
                                                                             Shares
                                                                             Beneficially
                    Principal Occupations(s) During Past 5    Dollar         Owned in
Name,               Years;                                    Range of       Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares         Oppenheimer
with Fund,          Trustee;                                  Beneficially   Funds
Length of Service,  Number of Portfolios in Fund Complex      Owned in       Overseen
Age                 Currently Overseen by Trustee             the Fund       by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                            2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.          Chairman   of   the   following   private $0         $50,001-
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Trustee since 2003  Mortgage     Company     (since    1991),
Age: 65             Centennial  State Mortgage Company (since
                    1994),   The  El  Paso  Mortgage  Company
                    (since   1993),    Transland    Financial
                    Services,  Inc. (since 1997); Chairman of
                    the following  private  companies:  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich  &  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  Director/Trustee  of
                    Campus   Crusade   for   Christ  and  the
                    Bradley  Foundation.  Formerly a director
                    of  the  following:   Storage  Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    International     Family    Entertainment
                    (television   channel)   (1992-1997)  and
                    Natec  Resources,   Inc.  (air  pollution
                    control  equipment and services  company)
                    (1991-1995),  Frontier Real Estate,  Inc.
                    (residential   real   estate   brokerage)
                    (1994-1999),  and  Frontier  Title (title
                    insurance  agency)  (1995-June  1999);  a
                    U.S.   Senator   (January    1979-January
                    1991).  Oversees  42  portfolios  in  the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,    Formerly (until April 1999):  Senior Vice $0         Over
Trustee since 2003  President   (from   September  1987)  and            $100,000
Age: 66             Treasurer   (from   March  1985)  of  the
                    Manager; Vice President (from June 1983) and Treasurer
                    (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since
                    February 1992), Treasurer (since July 1991) Assistant
                    Secretary and a director (since December 1991) of Centennial
                    Asset Management Corporation; Vice President (since October
                    1989) and Treasurer (since April 1986) of HarbourView Asset
                    Management Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June
                    1989-January 1990) of Centennial Capital Corporation (an
                    investment advisory subsidiary of the Manager); Vice
                    President and Treasurer (since August 1978) and Secretary
                    (since April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of Shareholder Financial
                    Services, Inc. (a transfer agent subsidiary of the Manager);
                    Assistant Treasurer (since March 1998) of Oppenheimer
                    Acquisition Corp. (the Manager's parent corporation);
                    Treasurer (since November 1989) of Oppenheimer Partnership
                    Holdings, Inc. (a holding company subsidiary of the
                    Manager); Vice President and Treasurer (since July 1996) of
                    Oppenheimer Real Asset Management, Inc. (an investment
                    advisory subsidiary of the Manager); Chief Executive Officer and director (since March 1996) of MultiSource Services,
                    Inc. (a broker-dealer subsidiary of the Manager); Treasurer
                    (since October 1997) of OppenheimerFunds International Ltd.
                    and Oppenheimer Millennium Funds plc (offshore fund
                    management subsidiaries of the Manager). Oversees 42
                    portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,   Director    (since    2001)    of   Jones $0         Over
Trustee since 2003  Knowledge,   Inc.   (a   privately   held            $100,000
Age: 58             company), U.S. Exploration,  Inc., (since
                    1997),   Colorado  UpLIFT  (a  non-profit
                    organization)  (since 1986) and a trustee
                    of  the   Gallagher   Family   Foundation
                    (non-profit  organization)  (since 2000).
                    Formerly,   Chairman  of  U.S.   Bank  (a
                    subsidiary  of U.S.  Bancorp and formerly
                    Colorado     National     Bank,)    (July
                    1996-April  1,  1999) and a  director  of
                    Commercial   Assets,    Inc.   (a   REIT)
                    (1993-2000).  Oversees 43  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address for Mr. Murphy in the chart below is 498 Seventh Avenue,
New York, NY 10018.  Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy, Chairman,   Chief Executive Officer and director (since June
President and Trustee 2001) and President (since September 2000) of the Manager;
Age: 53                     since 2003 President and a director or trustee of other
                            Oppenheimer funds; President and a director (since July 2001) of
                        Oppenheimer Acquisition Corp. and of Oppenheimer
                        Partnership Holdings, Inc.; a director (since November
                        2001) of OppenheimerFunds Distributor, Inc.; Chairman
                        and a director (since July 2001) of Shareholder
                        Services, Inc. and of Shareholder Financial Services,
                        Inc.; President and a director (since July 2001) of
                        OppenheimerFunds Legacy Program (a charitable trust
                        program established by the Manager); a director of the
                        following investment advisory subsidiaries of
                        OppenheimerFunds, Inc.: OFI Institutional Asset
                        Management, Inc. and Centennial Asset Management
                        Corporation (since November 2001), HarbourView Asset
                        Management Corporation and OFI Private Investments, Inc.
                        (since July 2001); President (since November 1, 2001)
                        and a director (since July 2001) of Oppenheimer Real
                        Asset Management, Inc.; a director (since November 2001)
                        of Trinity Investment Management Corp. and Tremont
                        Advisers, Inc. (investment advisory affiliates of the
                        Manager); Executive Vice President (since February 1997)
                        of Massachusetts Mutual Life Insurance Company (the
                        Manager's parent company); a director (since June 1995)
                        of DLB Acquisition Corporation (a holding company that
                        owns shares of David L. Babson & Company, Inc.);
                        formerly, Chief Operating Officer (September 2000-June
                        2001) of the Manager; President and trustee (November
                        1999-November 2001) of MML Series Investment Fund and
                        MassMutual Institutional Funds (open-end investment
                        companies); a director (September 1999-August 2000) of
                        C.M. Life Insurance Company; President, Chief Executive
                        Officer and director (September 1999-August 2000) of MML
                        Bay State Life Insurance Company; a director (June
                        1989-June 1998) of Emerald Isle Bancorp and Hibernia
                        Savings Bank (a wholly-owned subsidiary of Emerald Isle
                        Bancorp). Oversees 74 portfolios in the OppenheimerFunds
                        complex.
-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Manioudakis,  Winston, Molleur and Zack and Ms. Feld, 498 Seventh
Avenue, New York, NY 10018, for Messrs. Masterson, Vottiero and Wixted and
Mses. Bechtolt and Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Angelo Manioudakis, Senior Vice President of the Manager (since April 2002); an
Vice President and officer of 12 portfolios in the OppenheimerFunds complex;
Portfolio Manager formerly Executive Director and portfolio manager for since
2003 Miller, Anderson & Sherrerd, a division of Morgan Stanley Age: 36
Investment Management (August 1993-April 2002).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth Winston, Vice Senior Vice President and Director of Risk Management,
President and Quantitative Research and Product Design of the Manager Portfolio
Manager (since May 2001); an officer of 1 portfolio in the since 2003
OppenheimerFunds complex; formerly a Managing Partner at Age: 50 Richards &
Tierney, Inc. (March 1994 - May 2001).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 2003    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Age: 43                 Asset Management  Corporation,  Shareholder Services,  Inc.,

                        Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds    International   Ltd.   and   Oppenheimer
                        Millennium Funds plc (since May 2000) and OFI  Institutional
                        Asset Management,  Inc. (since November 2000); Treasurer and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 90 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2003              1994-September 1998) of the Manager. An officer of 90
Age: 39                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002;  formerly Vice  President/Corporate  Accounting of the
since 2003              Manager (July  1999-March  2002) prior to which he was Chief
Age: 39                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999). An officer of 90 portfolios in the
                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Vice President &        (since February 2002) of the Manager;  General Counsel and a
Secretary since 2003    director   (since   November   2001)   of   OppenheimerFunds
Age: 54                 Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel (since November 2001) of HarbourView Asset
                        Management Corporation; Vice President and a director
                        (since November 2000) of Oppenheimer Partnership
                        Holdings, Inc.; Senior Vice President, General Counsel
                        and a director (since November 2001) of Shareholder
                        Services, Inc., Shareholder Financial Services, Inc.,
                        OFI Private Investments, Inc., Oppenheimer Trust Company
                        and OFI Institutional Asset Management, Inc.; General
                        Counsel (since November 2001) of Centennial Asset
                        Management Corporation; a director (since November 2001)
                        of Oppenheimer Real Asset Management, Inc.; Assistant
                        Secretary and a director (since November 2001) of
                        OppenheimerFunds International Ltd.; Vice President
                        (since November 2001) of OppenheimerFunds Legacy
                        Program; Secretary (since November 2001) of Oppenheimer
                        Acquisition Corp.; formerly Acting General Counsel
                        (November 2001-February 2002) and Associate General
                        Counsel (May 1981-October 2001) of the Manager;
                        Assistant Secretary of Shareholder Services, Inc. (May
                        1985-November 2001), Shareholder Financial Services,
                        Inc. (November 1989-November 2001); OppenheimerFunds
                        International Ltd. And Oppenheimer Millennium Funds plc
                        (October 1997-November 2001). An officer of 90
                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2003              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 44                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial Asset Management Corporation; Vice President
                        (since 1997) of Oppenheimer Real Asset Management, Inc.;
                        formerly Vice President and Associate Counsel of the
                        Manager (June 1990-July 1999). An officer of 90
                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant Secretary     the    Manager;    Vice    President    (since    1999)   of
since 2003              OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 36                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 90 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson, Vice President and Assistant Counsel of the Manager (since
Assistant Secretary July 1998); formerly, an associate with Davis, Graham, &
since 2003 Stubbs LLP (January 1997-June 1998). An officer of 90 Age: 38 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2003              of the Manager (September  1995-July 1999). An officer of 83
Age: 45                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X| Remuneration of Trustees. The officers of the Fund and one of the
Trustees of the Fund are affiliated with the Manager and therefore receive no salary or fee from the Fund. The Trustees of the Fund who are not affiliated with the Manager will receive a salary or fee from the Fund. As of the date of the Statement of Additional Information, the Fund has not paid any compensation to the Trustees because it is a new fund.

      |X| Deferred Compensation Plan for Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

    Deferral of Trustee's fees under the plan will not materially affect the
Funds' assets, liabilities and net income per share. The plan will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and
Exchange Commission, the Funds may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X| Major Shareholders. As of the date of this Statement of Additional
Information, OppenheimerFunds, Inc. was the only shareholder of record of any class of shares of the Fund.

The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.
The Manager is organized under the laws of the State of Colorado.

      |X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the
Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV., or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio.

      The investment advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.

      Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement or paid by the general distributors of shares of the Fund.
The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain
Trustees, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and "Main
Street" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund's parent corporation to use the names "Oppenheimer" and "Main Street" as part of its name and the name of the Fund.

      |X| Approval of Investment Advisory Agreement. The Board of Trustees,
including a majority of the Independent Trustees, is required to approve the investment advisory agreement. The Investment Company Act requires that the
Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

      The Board discussed the services the Manager performs for the Underlying
Fund and the services the Manager will perform for the Fund and concluded that the advisory fee charged is based on services provided that are in addition to, rather than duplicative of, services provided under the investment advisory agreement with the Underlying Fund. The Board considered that the investment advisory agreement requires that the Manager reduce its advisory fee in the event the Fund's assets become completely and irreversibly invested in debt securities.

      The Board also considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund, and that maintaining the financial viability of the Manager is important so that the
Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times. The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were considered by the Trustees, all of whom are
"Independent Trustees" within the meaning of the 1940 Act, meeting with experienced Counsel to the Fund who assisted the Board in its deliberations. The
Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving at a decision to approve the investment advisory agreement, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together. The Board judged the terms and conditions of the Agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment
Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commissions bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of
Trustees.

      Under the investment advisory agreement, the Manager may select brokers
(other than affiliates) that provide brokerage and/or research services for the
Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter.
Purchases from dealers include a spread between the bid and asked prices. The
Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the
Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.
The Board of Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund's parent corporation, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.
The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund reimburses the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees. Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company
Act) of the outstanding shares of that class.

      The Board of Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because
Class B shares of the Fund automatically convert into Class A shares 88 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a
"majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

         |_| Class A Service Plan. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients")
for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25%
of average annual net assets of Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of
Class A shares held in the accounts of the recipients or their customers.

      Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The
Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |_| Class B, Class C and Class N Service and Distribution Plan. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans allow the Distributor to be compensated at a flat rate for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares and
Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B, Class C and/or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

    The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
      N shares,
o     bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky"
      registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B, Class
      C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge
      12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of
Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. For periods of less than one year, the Fund may quote its performance on a non-annualized basis. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the Oppenheimer Funds internet website at
http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

      o Total returns measure the performance of a hypothetical account in the
Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      o An investment in the Fund is not insured by the FDIC or any other government agency.

      o The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.

      o The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
      o When an investor's shares are redeemed, they may be worth more or less than their original cost.
      o Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Total Return Information. There are different types of "total returns"
to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year and life-of-class periods, as applicable.
For Class N shares, the 1% contingent deferred sales charge is deducted for returns for the one-year and life-of-class periods as applicable.

      |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

                            1/n
                        ERV
                        --- - 1 = Average Annual Total Return
                         P

      |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                        ERV-P
                        ----- = Total Return
                          P

      |_| Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1 = Average Annual Total Return (After Taxes on
/n          Distributions)
  P

      |_| Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the
Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
1/n         Distributions and Redemptions)
  P

      |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |_| Morningstar Ratings. From time to time a Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among domestic hybrid funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM) based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |_| Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the
Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the
Fund's returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
   industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange
("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the
Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation because of the economies of sales efforts and reduction in expenses realized by the
Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of
Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |_| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:

         Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
         Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
         Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the
            Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|   The  Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Multiple Strategies Fund
Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer Principal  Protected  Main
Oppenheimer Capital Preservation Fund     Street Fund

Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer Quest Capital  Value Fund,
Oppenheimer Champion Income Fund          Inc.
                                          Oppenheimer Quest Global  Value  Fund,

Oppenheimer Convertible Securities Fund   Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
                                          Oppenheimer Rochester National
Oppenheimer Emerging Growth Fund          Municipals

Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Bond Fund
Oppenheimer Global Growth & Income Fund   Oppenheimer Total Return Fund, Inc.
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Trinity Core Fund

                                          Oppenheimer Trinity Large Cap Growth
Oppenheimer Growth Fund                   Fund

Oppenheimer High Yield Fund Oppenheimer Trinity Value Fund Oppenheimer
International Bond Fund Oppenheimer U.S. Government Trust Oppenheimer
International Growth Fund Oppenheimer Value Fund Oppenheimer International Small
Company Fund Limited-Term New York Municipal Fund Oppenheimer Limited-Term
Government Fund Rochester Fund Municipals Oppenheimer Limited Term Municipal
Fund OSM1- Gartmore Millennium Growth Fund II Oppenheimer Main Street Fund OSM1
- Jennison Growth Fund
                                        OSM1 -  Mercury  Advisors  S&P 500 Index
Oppenheimer Main Street Opportunity Fund  Fund
                                        OSM1 -  Mercury  Advisors  Focus  Growth
                                      Fund
Oppenheimer Main Street Small Cap Fund Fund

Oppenheimer MidCap Fund                   OSM1 - QM Active Balanced Fund
                                          OSM1 - Salomon Brothers All Cap Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds and
Oppenheimer Senior Floating Rate Fund. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million. OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

      |X| Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares 88 months from the date of purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X| Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following: o to all rollover
IRAs (including SEP IRAs and SIMPLE IRAs), o to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase Pension Plans,

o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and

            Ascender retirement plans,
o           to all trustee-to-trustee IRA transfers,
o           to all 90-24 type 403(b) transfers,

o           to Group Retirement Plans (as defined in Appendix B to this
            Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,

o           to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o           to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

o           to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and

o           to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
         purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or
            Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any
            IRA invested in the Oppenheimer funds), and
         on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:

o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;

o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;

o     Certain accounts held by broker-dealers through the National Securities
      Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September. This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs. To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in the
Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting.

      |X| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

o The following securities are valued at the mean between the "bid" and "asked"
prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
      (1)   debt instruments that have a maturity of more than 397 days when issued,
      (2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
      (3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

         The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)           money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)            debt instruments held by a money market fund that have a
               remaining maturity of 397 days or less.

o Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may  reinvest  all or part  of the  redemption  proceeds  of:  o Class A  shares purchased  subject  to an  initial  sales  charge  or Class A shares  on which a contingent deferred sales charge was paid, or o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund if the reinvestment occurs during the Offering Period or during the
Post-Warranty Period or if the reinvestment occurs during the Warranty Period, in any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C and Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge.
It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1) state the reason for the distribution;
(2) state the owner's awareness of tax penalties if the distribution is premature; and
(3) conform to the requirements of the plan and the Fund's other redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS
Form W-4P (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally
5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal
Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.
Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C
and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix B to this Statement of
Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

      |_| Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange
Shares" in the Prospectus and below in this Statement of Additional Information.

      |_| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

     TheTransfer Agent will administer the investor's  Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the
Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer
Agent. The Fund may also give directions to the Transfer Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated.
Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial New York Tax Exempt
                                            Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust           Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Limited Term Municipal     Oppenheimer Senior Floating Rate
      Fund                                   Fund
      Oppenheimer Municipal Bond Fund        Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free New York           Oppenheimer Limited Term Municipal
      Municipals                              Fund
      Oppenheimer California Municipal Fund   Oppenheimer Multiple Strategies Fund
      Oppenheimer Capital Income Fund         Oppenheimer New Jersey Municipal Fund
      Oppenheimer Cash Reserves               Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Champion Income Fund        Oppenheimer Quest Capital Value
                                              Fund, Inc.
      Oppenheimer Convertible Securities Fund Oppenheimer Quest Global Value Fund,
                                              Inc.
      Oppenheimer Disciplined Allocation Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Developing Markets Fund Oppenheimer Senior Floating Rate Fund
      Oppenheimer Gold & Special Minerals Oppenheimer Small Cap Value Fund Fund
      Oppenheimer International Bond Fund Oppenheimer Total Return Bond Fund
      Oppenheimer International Growth Fund Limited Term New York Municipal Fund
      Oppenheimer International Small Company Fund

o     Class B shares of the Fund cannot be purchased during the Offering Period by exchange of Class B shares of another Oppenheimer fund.
o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.

o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash
      Reserves acquired by exchange of Class M shares.

o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.

o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves
      or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation
      Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
      Shares of  Oppenheimer  Select  Managers  Mercury  Advisors S&P Index Fund
      and Oppenheimer Select Managers QM Active Balanced Fund are
o     only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of
      Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
      o Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other
      Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money
      Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

o     Shares of the Fund acquired during the Offering Period by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

      o When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

         When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

      o If any Class A shares of another Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that exchange will be subject to the Class A Early Withdrawal
Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

      o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

         With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged.
Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal
Plan, will be switched to the new fund account unless you tell the Transfer
Agent not to do so. However, special redemption and exchange features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      Under certain tax rules, the Fund may be required to include an amount in income with respect to a security even though the Fund does not receive payments in cash attributable to such income in respect of the security during the year.
For example, the Fund may be required to accrue a portion of any discount at which it purchases a debt security as income in each year. The Fund will not invest in equity securities during the Warranty Period other than Class Y shares of the Underlying Fund. To the extent that the Fund invests in any securities producing such "phantom income," the Fund will nonetheless be required to make income distributions of such phantom income in order to avoid taxation of such income at the Fund level. Such distributions will be required to be made from available cash of the Fund or by liquidation of Fund securities if necessary. If a distribution of cash necessitates the liquidation of Fund securities, the Fund may realize a gain or loss from such sales. Any net capital gains realized from such transactions may result in larger capital gain distributions (if any) to shareholders than they would have received in the absence of such transactions.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A shares. That is because of the effect of the asset-based sales charge on Class B, Class C and
Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      |X| Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

      That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the
Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax). The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

      |X| Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      |X| Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient"
(such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      |X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the
Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.
Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      |X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
All income and any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal
Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. However, such reinvestment will not be protected by the Financial Warranty and will result in a reduction of the shareholder's Warranteed Amount. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Warranty Provider. Merrill Lynch Bank USA, located at 15 West South Temple
Square, Suite 300 Salt Lake City, Utah 84101, has entered into the Financial
Warranty Agreement with the Fund. Merrill Lynch Bank USA is a direct subsidiary of Merrill Lynch & Co., Inc. and its principal business is to engage in banking activities. The 2002 audited financial statements of Merrill Lynch Bank USA are incorporated herein by reference. You may request a copy of the Merrill Lynch
Bank USA audited financial statements, free of charge, by calling the Transfer
Agent at the toll-free number listed on the back cover of this Statement of
Additional Information.

The Custodian. JPMorgan Chase Bank is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche, LLP are the independent auditors of the
Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.

                           Appendix A

                    Industry Classifications

Aerospace & Defense                  Household Durables
Air Freight & Couriers               Household Products
Airlines                             Industrial Conglomerates
Auto Components                      Insurance
Automobiles                          Internet & Catalog Retail
Banks                                Internet Software & Services
Beverages                            Information Technology Consulting &
                                     Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Commercial Services & Supplies       Media
Communications Equipment             Metals & Mining
Computers & Peripherals              Multiline Retail
Construction & Engineering           Multi-Utilities
Construction Materials               Office Electronics
Containers & Packaging               Oil & Gas
Distributors                         Paper & Forest Products
Diversified Financials               Personal Products
Diversified Telecommunication        Pharmaceuticals Services
Electric Utilities                   Real Estate
Electrical Equipment                 Road & Rail
Electronic Equipment & Instruments   Semiconductor Equipment & Products
Energy Equipment & Services          Software
Food & Drug Retailing                Specialty Retail
Food Products                        Textiles & Apparel
Gas Utilities                        Tobacco
Health Care Equipment & Supplies     Trading Companies & Distributors
Health Care Providers & Services     Transportation Infrastructure
Hotels Restaurants & Leisure         Water Utilities
                                     Wireless Telecommunication Services

                                   Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor,
Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional IRAs,
            Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request. I.

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge
(unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver
provision applies to: |_| Purchases of Class A shares aggregating $1 million or
more. |_| Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified Retirement
            Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements: 1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service
            Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM
            (the funds described in (a) and (b) are referred to as "Applicable
            Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill
            Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds)
            invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.

           Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.

|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for Value
         Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for Value
         Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December
         31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|      Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: 1)
         Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact. 4) Hardship withdrawals, as defined in the plan.6 5) Under a Qualified Domestic
         Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries. 9) Separation from service.7
         10)Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
            Distributor.
         11)Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored
            IRA.
|_|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
         Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
        Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be
waived for redemptions of shares in the following cases: |_| Shares redeemed
involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.

|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class
         C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability
         (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account. 3)
         To return contributions made due to a mistake of fact. 4) To make hardship withdrawals, as defined in the plan.9 5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
         Revenue Code.
         7) To make "substantially equal periodic payments" as described in
         Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10 9) On account of the participant's separation from service.11 10) Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the
            Distributor.
         11)Distributions made on account of a plan termination or "in-service"
            distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)For distributions from a participant's account under an Automatic
            Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C
shares sold or issued in the following cases: |_| Shares sold to the Manager or
its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

|_| Shares issued in plans of reorganization to which the Fund is a party. |_|
Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.     Special Sales Charge Arrangements for Shareholders of Certain
        Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24,
1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|      purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations"
formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.
The Class A contingent deferred sales charge will not apply to redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the
following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed
            10% of the initial value of the account value, adjusted annually,
            and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

V.  Special Sales Charge Arrangements for Shareholders of Certain
    Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment
    Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

   Connecticut Mutual Liquid Account Connecticut Mutual Total Return Account
   Connecticut Mutual Government Securities Account CMIA LifeSpan Capital
   Appreciation Account Connecticut Mutual Income Account CMIA LifeSpan Balanced
   Account Connecticut Mutual Growth Account CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: 1)
         persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the
            Fund's policies on Combined Purchases or Rights of Accumulation, who
            still hold those shares in that Fund or other Former Connecticut
            Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the
            Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled $500,000 or more;

         3) Directors of the Fund or any one or more of the Former Connecticut
            Mutual Funds and members of their immediate families;

         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
            Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.  Special Reduced Sales Charge for Former Shareholders of Advance
     America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
      Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase
those shares at net asset value without sales charge: |_| the Manager and its
affiliates, |_| present or former officers, directors, trustees and employees
(and

         their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers
         (and whose identity is made known to the Distributor) or with the
         Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the
         Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|      dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

                                     Appendix C

                       Information About the Underlying Fund

Additional Information About the Underlying Fund's Investment Policies and
Risks

The investment objective, the principal investment policies and the main risks of the Oppenheimer Main Street Fund(R) (the "Underlying Fund") are described in the Underlying Fund's Prospectus as well as the Prospectus for Oppenheimer
Principal Protected Main Street Fund. This Appendix C contains supplemental information about those policies and risks and the types of securities that the
Underlying Fund's investment Manager, OppenheimerFunds, Inc., can select for the
Underlying Fund. Additional information is also provided about the strategies that the Underlying Fund can use to try to achieve its objective.

The Underlying Fund's Investment Policies. The composition of the Underlying
Fund's portfolio and the techniques and strategies that the Underlying Fund's
Manager can use in selecting portfolio securities will vary over time. The
Underlying Fund is not required to use any of the investment techniques and strategies described below at all times in seeking its goal. It can use some of the special investment techniques and strategies at some times or not at all.

      |X| Investments in Equity Securities. The Underlying Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid- and large-capitalization issuers. At times, the Underlying Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Underlying Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Underlying Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Underlying Fund's share prices may fluctuate more than that of Funds focusing on larger capitalization issuers.

         |_| Rights and Warrants. The Underlying Fund can invest up to 10% of its total assets in warrants or rights, although the Underlying Fund does not currently intend to invest more than 5% of its total assets in warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |_| Convertible Securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities)
caused them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible fixed-income securities.

      To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:

o     whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
o     whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
o     the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      |X| Investments in Bonds and Other Debt Securities. The Underlying Fund
can invest in bonds, debentures and other debt securities to seek its investment objective. Because the Underlying Fund currently emphasizes investments in equity securities, such as stocks, it is not anticipated that significant amounts of the Underlying Fund's assets will be invested in debt securities.
However, if market conditions suggest that debt securities may offer better total return opportunities than stocks, or if the Manager determines to seek a higher amount of current income to distribute to shareholders, the Manager can shift more of the Underlying Fund's investments into debt securities.

      The Underlying Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., or at least "BBB" by Standard & Poor's Corporation or Fitch,
Inc., or that have comparable ratings by another nationally-recognized rating organization. In making investments in debt securities, the Manager can rely to some extent on the ratings of ratings organizations or it can use its own research to evaluate a security's credit-worthiness. If the securities that the
Underlying Fund buys are unrated, to be considered part of the Underlying Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

|_| U.S. Government Securities. The Underlying Fund can buy securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.
Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to very little credit risk. Obligations of U.S. government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S.
government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Underlying Fund will invest in securities of U.S. government agencies and instrumentalities only when the
Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

         |_| Special Risks of Lower-Grade Securities. While it is not
anticipated that the Underlying Fund will invest a substantial portion of its assets in debt securities, the Underlying Fund can do so to seek current income.
Because lower-rated securities tend to offer higher yields than investment grade securities, the Underlying Fund can invest in lower grade securities if the
Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Underlying Fund's portfolio).

      The Underlying Fund can invest up to 25% of its total assets in "lower grade" debt securities. However, the Underlying Fund does not currently intend to invest more that 10% of its total assets in lower grade debt securities.
"Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by
Standard & Poor's or Fitch, Inc., or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Underlying Fund's assets that can be invested in lower-grade securities. The Underlying Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Underlying Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of
Additional Information.

      However, the Underlying Fund's limitations on buying these investments can reduce the effect of those risks to the Underlying Fund, as will the Underlying
Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors. The Underlying Fund may not invest more than 10% of its total assets in lower-grade debt securities that are not convertible.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or
Fitch, Inc. are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's,
S&P, and Fitch, Inc. are included in Appendix A to this Statement of Additional
Information.

      |X| Foreign Securities. The Underlying Fund can purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American Depository
Receipts or that are listed on a U.S. securities exchange or traded in the U.S.
over-the-counter markets are not considered "foreign securities" for the purpose of the Underlying Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets. The Underlying Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

|_|         Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
            U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Underlying Fund traded its portfolio securities during its previous fiscal year. For example, if a Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Underlying Fund's portfolio turnover rate will fluctuate from year to year, and the Underlying Fund can have a portfolio turnover rate of 100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Underlying Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Underlying Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code. The Financial Highlights table at the end of the Prospectus shows the Underlying Fund's portfolio turnover rates during prior fiscal years.

Other Investment Techniques and Strategies. In seeking its objective, the
Underlying Fund can from time to time use the types of investment strategies described below. It is not required to use all of these strategies at all times and may, at times, not use any of them.

      |X| Investing in Small, Unseasoned Companies. The Underlying Fund can
invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Underlying Fund's ability to dispose of them and can reduce the price the
Underlying Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Underlying Fund is attempting to dispose of its holdings of that security. In that case the Underlying Fund might receive a lower price for its holdings than might otherwise be obtained. The
Underlying Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

      |X| When-Issued and Delayed-Delivery Transactions. The Underlying Fund can
invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Underlying Fund. During the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund from the investment.

      The Underlying Fund will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Underlying Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Underlying Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Underlying Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Underlying Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If the Underlying Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Underlying Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the
Underlying Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Underlying Fund will identify on its books liquid securities of any type at least equal in value to the value of the Underlying
Fund's purchase commitments until the Underlying Fund pays for the investment.

      When issued and delayed-delivery transactions can be used by the
Underlying Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Underlying Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Underlying
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Investment in Other Investment Companies. The Underlying Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940 (the "Investment Company Act") that apply to those types of investments. For example, the Underlying Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Underlying Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the
Underlying Fund may not be able to buy those portfolio securities directly. As a non-fundamental policy, the Underlying Fund cannot invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the
Investment Company Act of 1940.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Underlying Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Underlying Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Underlying Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X| Repurchase Agreements. The Underlying Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Underlying Fund shares, or pending the investment of the proceeds from sales of Underlying Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Underlying Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to the
Underlying Fund's limits on holding illiquid investments. The Underlying Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Underlying Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Underlying Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Underlying Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Underlying Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X| Illiquid and Restricted Securities. To enable the Underlying Fund to sell its holdings of a restricted security not registered under the Securities
Act of 1933, the Underlying Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Underlying Fund with the issuer at the time the Underlying Fund buys the securities. When the Underlying Fund must arrange registration because the
Underlying Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Underlying Fund could sell it. The Underlying
Fund would bear the risks of any downward price fluctuation during that period.

      The Underlying Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Underlying Fund's ability to dispose of the securities and might lower the amount the Underlying Fund could realize upon the sale.

      The Underlying Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Underlying Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X| Loans of Portfolio Securities. The Underlying Fund can lend its portfolio securities to certain types of eligible borrowers approved by its
Board of Directors. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Underlying Fund's total assets. There are some risks in connection with securities lending. The Underlying Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Underlying Fund presently does not intend to engage in loans of securities in the coming year.

      The Underlying Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Underlying Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Underlying Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Underlying Fund.

      When it lends securities, the Underlying Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and (c)
interest on any short-term debt securities purchased with such loan collateral.
Either type of interest may be shared with the borrower. The Underlying Fund can also pay reasonable finder's, custodian bank and administrative fees in connection with these loans. The terms of the Underlying Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Underlying
Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Derivatives. The Underlying Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Underlying Fund can use are the hedging instruments described below in this
Appendix C.

      Other derivative investments the Underlying Fund can invest in include
"index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Underlying Fund can use. Typically these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Underlying Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X| Hedging. The Underlying Fund can use hedging to attempt to protect against declines in the market value of the Underlying Fund's portfolio, to permit the Underlying Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Underlying Fund could:

      o  sell futures contracts,
      o  buy puts on such futures or on securities, or
      o  write covered calls on securities or futures.  Covered calls can also be used to increase the Underlying Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Underlying Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Underlying Fund would normally seek to purchase the securities and then terminate that hedging position. The Underlying Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Underlying Fund could:

      o  buy futures, or
      o  buy calls on such futures or on securities.

      The Underlying Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Underlying Fund's strategy of hedging with futures and options on futures will be incidental to the Underlying Fund's activities in the underlying cash market. The particular hedging instruments the Underlying Fund can use are described below. The Underlying Fund can employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Underlying Fund's investment objective and are permissible under applicable regulations governing the Underlying Fund.

         |_| Futures. The Underlying Fund can buy and sell futures contracts that relate to (1) broadly-based stock indices ("stock index futures") (2) debt securities (these are referred to as "interest rate futures"), (3) other broadly-based securities indices (these are referred to as "financial futures"),
(4) foreign currencies (these are referred to as "forward contracts"), or (5)
commodities (these are referred to as "commodity futures").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      The Underlying Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3)
agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The
Underlying Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Underlying Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Underlying Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Underlying Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Underlying Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Underlying Fund can elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Underlying Fund. Any loss or gain on the future is then realized by the Underlying Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      |_| Put and Call Options. The Underlying Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Underlying
      Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

     o Writing  Covered Call Options.  The  Underlying  Fund can write (that is, sell) covered  calls.  If the  Underlying  Fund sells a call option,  it must be covered.  That means the  Underlying  Fund must own the security  subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying liquid assets on the Underlying Fund's books to enable the Underlying Fund to satisfy its  obligations if the call is exercised.  Up to
25% of the Underlying Fund's total assets can be subject to calls the Underlying
Fund writes.

      When the Underlying Fund writes a call on a security, it receives cash (a premium). The Underlying Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Underlying Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Underlying Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.
In that case the Underlying Fund would keep the cash premium and the investment.

      When the Underlying Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Underlying Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Underlying Fund would keep the cash premium.

      The Underlying Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Underlying Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the
investments on which the Underlying Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Underlying Fund enters into a closing transaction.

      When the Underlying Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Underlying Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Underlying Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker. To terminate its obligation on a call it has written, the Underlying
Fund can purchase a corresponding call in a "closing purchase transaction." The
Underlying Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Underlying Fund wrote is more or less than the price of the call the Underlying Fund purchases to close out the transaction. The Underlying Fund may realize a profit if the call expires unexercised, because the Underlying
Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Underlying Fund they are taxable as ordinary income. If the
Underlying Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Underlying Fund can also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Underlying Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Underlying
Fund's books. The Underlying Fund will identify additional liquid assets on its books if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Underlying Fund's receipt of an exercise notice as to that future require the Underlying Fund to deliver a futures contract. It would simply put the Underlying Fund in a short futures position, which is permitted by the Underlying Fund's hedging policies.

o Writing Put Options. The Underlying Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Underlying Fund will not write puts if, as a result, more than 25%
of the Underlying Fund's total assets would be required to be segregated to cover such put options.

      If the Underlying Fund writes a put, the put must be covered by liquid assets identified on the Underlying Fund's books. The premium the Underlying
Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Underlying Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Underlying Fund has written expires unexercised, the
Underlying Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Underlying Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Underlying Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Underlying Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Underlying Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Underlying Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Underlying Fund to take delivery of the underlying security and pay the exercise price. The Underlying Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Underlying Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Underlying Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Underlying Fund can decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Underlying Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Underlying Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

o Purchasing Calls and Puts. The Underlying Fund can purchase calls to protect against the possibility that the Underlying Fund's portfolio will not participate in an anticipated rise in the securities market. When the Underlying
Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Underlying Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Underlying Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Underlying Fund exercises the call. If the Underlying Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Underlying Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Underlying Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the
Underlying Fund owns enables the Underlying Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to sell the underlying investment. However, the Underlying Fund can sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Underlying Fund does not own (such as an index or future) permits the Underlying Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Underlying Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Underlying Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

      The Underlying Fund can buy a call or put only if, after the purchase, the value of all call and put options held by the Underlying Fund will not exceed 5%
of the Underlying Fund's total assets.

      |_| Buying and Selling Options on Foreign Currencies. The Underlying Fund
can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Underlying Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Underlying Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Underlying Fund's position. The
Underlying Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Underlying Fund writes on a foreign currency is "covered" if the Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Underlying Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the
Underlying Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging"
strategy. In those circumstances, the Underlying Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Underlying Fund's custodian bank.

         |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the
Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Underlying Fund's return. The
Underlying Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Underlying Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the
Underlying Fund might cause the Underlying Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Underlying
Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Underlying Fund's control, holding a put might cause the
Underlying Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Underlying Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Underlying Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Underlying Fund is exercised on an investment that has increased in value, the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Underlying
Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Underlying Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Underlying Fund's securities. For example, it is possible that while the Underlying Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Underlying Fund's portfolio might decline. If that occurred, the Underlying Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Underlying Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Underlying Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Underlying Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Underlying
Fund does so the market might decline. If the Underlying Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Underlying Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Underlying Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Underlying Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Underlying Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Underlying Fund can also use "cross-hedging"
where the Underlying Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Underlying Fund can use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Underlying Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Underlying Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Underlying Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S.
dollars per unit of the foreign currency. This is called a "transaction hedge."
The transaction hedge will protect the Underlying Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Underlying Fund could also use forward contracts to lock in the U.S.
dollar value of portfolio positions. This is called a "position hedge." When the
Underlying Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Underlying Fund's portfolio securities denominated in that foreign currency.
When the Underlying Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the
Underlying Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Underlying Fund believes that the
U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Underlying Fund are denominated.
That is referred to as a "cross hedge."

      The Underlying Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Underlying Fund's commitment under forward contracts. The
Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the
Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. However, to avoid excess transactions and transaction costs, the Underlying Fund can maintain a net exposure to forward contracts in excess of the value of the
Underlying Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Underlying Fund can purchase a call option permitting the Underlying Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Underlying Fund can purchase a put option permitting the Underlying Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Underlying Fund is obligated to deliver, the Underlying
Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Underlying Fund is obligated to deliver to settle the trade, the Underlying Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Underlying Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Underlying Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Underlying Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Underlying
Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the
Underlying Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the
Underlying Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Underlying Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Underlying Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Underlying Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Underlying
Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Underlying Fund values its assets daily in terms of U.S.
dollars, it does not intend to convert its holdings of foreign currencies into
U.S. dollars on a daily basis. The Underlying Fund can convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.
Thus, a dealer might offer to sell a foreign currency to the Underlying Fund at one rate, while offering a lesser rate of exchange if the Underlying Fund desires to resell that currency to the dealer.

         |_| Interest Rate Swap Transactions. The Underlying Fund can enter into interest rate swap agreements. In an interest rate swap, the Underlying Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Underlying Fund can enter into swaps only on securities that it owns. The Underlying Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the
Underlying Fund will identify liquid assets on its books (such as cash or U.S.
government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Underlying Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Underlying Fund's loss will consist of the net amount of contractual interest payments that the Underlying Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Underlying Fund's interest rate swap transactions on an ongoing basis.

      The Underlying Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Underlying Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Underlying Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the
Underlying Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Underlying Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Underlying
Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Underlying Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Underlying Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Underlying Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Underlying Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Underlying Fund can write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Underlying Fund (or an advisor that is an affiliate of the Underlying Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Underlying Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

         |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Underlying Fund can invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section
1256 contracts held by the Underlying Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code.
An election can be made by the Underlying Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Underlying Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Underlying Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1)      gains or losses attributable to fluctuations in exchange rates that occur between the time the Underlying Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Underlying Fund actually collects such receivables or pays such liabilities, and
(2)      gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Underlying Fund's investment income available for distribution to its shareholders.

      |X| Temporary Defensive and Interim Investments. The Underlying Fund's
temporary defensive investments can include (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) commercial paper rated in the highest category by an established rating organization; (iii)
certificates of deposit or bankers' acceptances of domestic banks with assets of
$1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents"); (v) other short-term corporate debt obligations; and (vi) repurchase agreements.

Investment Restrictions

|X|      What Are "Fundamental Policies?" Fundamental policies are those policies that the Underlying Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Underlying
         Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

      o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Underlying Fund's investment objective is a Fundamental policy. Other policies described in the Underlying Fund's Prospectus or its Statement of
Additional Information and in this Appendix C are "Fundamental" only if they are identified as such. The Underlying Fund's Board of Directors can change non-Fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Underlying Fund's Prospectus or Statement of Additional Information, as
appropriate. The Underlying Fund's most significant investment policies are described in its Prospectus as well as in the Oppenheimer Principal Protected
Main Street Fund prospectus.

      |X| Does the Underlying Fund Have Additional Fundamental Policies? The
following investment restrictions are Fundamental policies of the Underlying
Fund.

      o The Underlying Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

o The Underlying Fund cannot invest in commodities. However, the Underlying Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o The Underlying Fund cannot invest in real estate or in interests in real estate. However, the Underlying Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o The Underlying Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      o The Underlying Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Underlying Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o The Underlying Fund cannot borrow money in excess of 33 1/3% of the value of its total assets (including the amount borrowed). The Underlying Fund may borrow only from banks and/or affiliated investment companies. With respect to this
Fundamental policy, the Underlying Fund can borrow only if it maintains a 300%
ratio of assets to borrowings at all times in the manner set forth in the
Investment Company Act of 1940.

o The Underlying Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interUnderlying Fund lending program with other affiliated Funds, and (d) through repurchase agreements.

o The Underlying Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities. This limit applies to 75% of the Underlying Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Underlying Fund makes an investment. The Underlying Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Underlying Fund.

      For purposes of the Underlying Fund's policy not to concentrate its investments as described above, the Underlying Fund has adopted the industry classifications set forth in Appendix B to its Statement of Additional
Information. That is not a Fundamental policy.

Oppenheimer Principal Protected Main Street Fund

Investment Adviser
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian Bank
      J.P. Morgan Chase Bank
      4 Chase MetroTech Center
      Brooklyn, New York 11245

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Suite 3600
      Denver, CO 80202

Counsel to the Fund
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Suite 1480
      Denver, CO 80202

Counsel to the Independent Trustees
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019-5820

PX___________

--------
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund. 2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions"
mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is
"qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan. 4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in)
the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b)
plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor. 5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more
(including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more
Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs. 8 The distribution must be requested prior to
Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan. 9 This provision does not apply to IRAs.

10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan. 11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                    OPPENHEIMER PRINCIPAL PROTECTED TRUST

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a) Declaration of Trust dated 1/16/03: Previously filed with the Registrant's initial registration statement (Reg. No.333-102588), January 17, 2003, and incorporated herein by reference.

(b) By-Laws: Previously filed with the Registrant's initial registration statement (Reg. No. 333-102588), 1/17/03, and incorporated herein by reference.

(c) Specimen Class A Share Certificate for Oppenheimer Principal Protected Main
Street Fund: Filed with Registrant's Pre-Effective Amendment No. 1, 3/26/03, and
incorporated herein by reference.

(d) Investment Advisory Agreement dated 4/28/03: Filed herewith

(e) General Distributor's Agreement dated 3/14/03: Filed with Registrant's
Pre-Effective Amendment No. 1, 3/26/03, and incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f) Form of Deferred Compensation Plan for Disinterested Trustees/Directors:
Previously filed with Post-Effective Amendment No. 40 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and
incorporated herein by reference.

(g) Global Custody Agreement: Filed herewith.

(h) (i) Financial Warranty Agreement between Merrill Lynch Bank USA and
OppenheimerFunds, Inc. and the Registrant: To be filed by amendment.

      (ii) Service Agreement between OppenheimerFunds, Inc., the Registrant,
J.P. Morgan Chase and Merrill Lynch Bank USA: To be filed by amendment.

(i) Opinion and Consent of Counsel: To be filed by amendment.

(j) (i) Independent Auditors' Consent: To be filed by amendment.

      (ii) Consent of Deloitte & Touche LLP with respect to the audited financial statements of Merrill Lynch Bank USA: Filed herewith.

(k) Audited Financial Statements of Merrill Lynch Bank USA: Filed herewith.

      (l) Investment Letter from OppenheimerFunds, Inc. to Registrant dated
3/14/03: Filed with Registrant's Pre-Effective Amendment No. 1, 3/26/03, and
incorporated herein by reference.

(m) (i) Service Plan and Agreement for Class A shares for Oppenheimer Principal
Protected Main Street Fund dated 3/14/03: Filed with Registrant's Pre-Effective
Amendment No. 1, 3/26/03, and incorporated herein by reference.

      (ii) Distribution and Service Plan and Agreement for Class B shares for
Oppenheimer Principal Protected Main Street Fund dated 3/14/03: Filed with
Registrant's Pre-Effective Amendment No. 1, 3/26/03, and incorporated herein by reference.

      (iii) Distribution and Service Plan and Agreement for Class C shares for
Oppenheimer Principal Protected Main Street Fund dated 3/14/03: Filed with
Registrant's Pre-Effective Amendment No. 1, 3/26/03, and incorporated herein by reference.

      (iv) Distribution and Service Plan and Agreement for Class N shares for
Oppenheimer Principal Protected Main Street Fund dated 3/14/03: Filed with
Registrant's Pre-Effective Amendment No. 1, 3/26/03, and incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
10/22/02: Previously filed with Post-Effective Amendment No. 22 to the
Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No.
33-33799), 11/20/02, and incorporated herein by reference.

(o) Powers of Attorney (including Board resolution dated 3/13/03) for Robert J.
Malone, William L. Armstrong, George C. Bowen: Filed with Registrant's
Pre-Effective Amendment No. 1, 3/26/03, and incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated 5/15/02 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with
Post-Effective Amendment No. 29 to the Registration Statement of Oppenheimer
Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

 (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
Timothy L. Abbuhl,             None
Assistant Vice President
Amy B. Adamshick,              None
Vice President
Charles E. Albers,             None
Senior Vice President
Erik Anderson,                 None
Assistant Vice President
Janette Aprilante,             As of January 2002: Secretary of
Vice President & Secretary     OppenheimerFunds, Distributor, Inc., Centennial

                               Asset Management Corporation, Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Shareholder Services, Inc.;
                               Assistant Secretary of HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Trust Company and OFI Institutional
                               Asset Management, Inc.

Hany S. Ayad,                  None
Assistant Vice President

John Michael Banta,            None
Assistant Vice President
Joanne Bardell,                None
Assistant Vice President
Lerae A. Barela,               None
Assistant Vice President
Bruce L. Bartlett,             None
Senior Vice President
Mark Bartling,                 None
Assistant Vice President
Kevin Baum,                    None
Vice President
Jeff Baumgartner,              None
Assistant Vice President
Connie Bechtolt,               None
Assistant Vice President

Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly.
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
Gerald Bellamy,                None
Assistant Vice President
Erik S. Berg,                  None
Assistant Vice President
Victoria Best,                 None
Vice President
Rajeev Bhaman,                 None
Vice President
Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).
Mark Binning,                  None
Assistant Vice President
Robert J. Bishop,              None
Vice President
Tracey Blinzer,                None
Assistant Vice President
John R. Blomfield,             None
Vice President
Chad Boll,                     None
Assistant Vice President

Robert Bonomo,                 None
Senior Vice President
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
Richard Buckmaster,            None
Vice President
Paul Burke,                    None
Assistant Vice President
Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).
Bruce Burroughs                None
Vice President
Claudia Calich,                None
Assistant Vice President
Michael A. Carbuto,            None
Vice President
Debra Casey,                   None
Assistant Vice President
Ronald G. Chibnik,             Formerly Director of technology for Sapient
Assistant Vice President       Corporation (July, 2000-August 2001); software
                               architect for Sapient Corporation (March
                               1997-July 2000).
Brett Clark,                   None
Assistant Vice President
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
Peter V. Cocuzza,              None
Vice President
Laura Coulston,                None
Assistant Vice President
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
George Curry,                  None.
Vice President
John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).
O. Leonard Darling, Chairman of the Board and a director (since June Vice
Chairman, Executive Vice 1999) and Senior Managing Director (since President &
Director December 1998) of HarbourView Asset Management
                               Corporation; a director (since July 2001) of
                               Oppenheimer Acquisition Corp.; a director (since
                               March 2000) of OFI Private Investments, Inc.;
                               Chairman of the Board, Senior Managing Director
                               and director (since February 2001) of OFI
                               Institutional Asset Management, Inc.; Trustee
                               (since 1993) of Awhtolia College - Greece.
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
Ruggero de'Rossi,              Vice President of HarbourView Asset Management

Senior Vice President          Corporation.
Craig P. Dinsell,              None
Executive Vice President

Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).
Rebecca K. Dolan               None
Vice President
Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,

Vice President                 Inc.
Bruce C. Dunbar,               None
Senior Vice President
Richard Edmiston,              None
Assistant Vice President
Daniel R. Engstrom,            None
Assistant Vice President

James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
George R. Evans,               None
Vice President
Edward N. Everett,             None
Vice President
Kathy Faber,                   None
Assistant Vice President
David Falicia,                 None
Assistant Vice President

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation.

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).
Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.
John Forrest,                  None
Senior Vice President
J. Hayes Foster,               None
Vice President
P. Lyman Foster, Senior Vice President of OppenheimerFunds Senior Vice President
Distributor, Inc. David Foxhoven, Assistant Vice President of OppenheimerFunds
Assistant Vice President Legacy Program.
Colleen M. Franca,             None
Assistant Vice President
Crystal French,                None
Vice President

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head of
                               the European equities desk and managing director
                               at SG Cowen (May 1994-January 2002).

Dan Gagliardo,                 Formerly an Assistant Vice President with
Assistant Vice President       Mitchell Hutchins (January 2000-October 2000).
Hazem Gamal,                   None
Assistant Vice President
Dan P. Gangemi,                None
Vice President
Subrata Ghose,                 None
Assistant Vice President
Charles W. Gilbert,            None
Assistant Vice President
Alan C. Gilston,               None
Vice President
Sharon M. Giordano-Auleta,     None
Assistant Vice President
Jill E. Glazerman,             None
Vice President
Paul M. Goldenberg,            None
Vice President
Mike Goldverg,                 None
Assistant Vice President
Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).
Laura Granger,                 None
Vice President
Robert G. Grill,               None
Senior Vice President

Robert Guy,                    None
Senior Vice President
David Hager,                   None
Vice President
Robert Haley,                  None
Assistant Vice President
Marilyn Hall,                  None
Vice President
Ping Han,                      None
Assistant Vice President
Kelly Haney,                   None
Assistant Vice President
Neil Hanson,                   None
Vice President
Shari Harley,                  None
Assistant Vice President
Steve Hauenstein,              None
Assistant Vice President
Thomas B. Hayes,               None
Vice President

Saba Hekmat,                   Formerly Director, Credit Research Analyst at
Assistant Vice President       MetLife Investments (July 1996-October 2002).
Michael Henry,                 None
Assistant Vice President
Catherine Heron,               None
Assistant Vice President
Dennis Hess,                   None
Assistant Vice President
Dorothy F. Hirshman,           None
Vice President
Daniel Hoelscher,              None
Assistant Vice President
Edward Hrybenko,               None
Vice President
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds

Vice President                 Legacy Program.
Margaret Hui,                  None
Assistant Vice President

John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                                      Inc.

James G. Hyland,               None
Assistant Vice President
Steve P. Ilnitzki,             None
Senior Vice President
Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.
William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset

                               Management Corporation; Senior Vice President of
                               OFI Institutional Asset Management, Inc. (since
                               February 2001).

Frank V. Jennings,             None
Vice President
John Jennings,                 None
Vice President
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002) prior to
                               which he was Vice President and Senior Analyst at
                               Merrill Lynch Investment Managers (October
                               1996-February 2001).
Lewis A. Kamman,               None
Vice President
Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002); CFO of
                               Kandi Corp. (October 1989-August 1993).

Jennifer E. Kane,              Treasurer and Secretary of OppenheimerFunds
Assistant Vice President       Legacy Program.
Lynn O. Keeshan,               None
Senior Vice President
Thomas W. Keffer,              None
Senior Vice President
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,

Vice President                 Inc.
Michael Keogh,                 None
Vice President
Garrett K. Kolb,               None
Assistant Vice President
Walter G. Konops,              None
Assistant Vice President

James Kourkoulakos,            None
Vice President
Brian Kramer,                  None
Assistant Vice President
Tracey Lange,                  None
Vice President
John Latino,                   Formerly (until September 2002) a senior trader
Assistant Vice President       at Jacobs Levy Equity Management.
Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).
Christopher M. Leavy,          None
Senior Vice President
Dina C. Lee,                   None
Assistant   Vice  President  &
Assistant Counsel
Dana Lehrer,                   None
Assistant Vice President

Laura Leitzinger,              Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.

Michael S. Levine,             None
Vice President
Gang Li,                       None
Assistant Vice President
Shanquan Li,                   None
Vice President
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
Bill Linden,                   None
Assistant Vice President
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
Reed Litcher,                  None
Vice President
David P. Lolli,                None
Assistant Vice President
Daniel G. Loughran             None
Vice   President:    Rochester
Division
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
Steve Macchia,                 None
Vice President
Michael Magee,                 None
Vice President
Jerry Madzij,                  None
Assistant Vice President

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

LuAnn Mascia,                  None
Vice President
Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel

Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
Joseph McGovern,               None
Assistant Vice President
Charles L. McKenzie,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and OFI Institutional

                               Asset Management Corporation.

Lisa Migan,                    None
Assistant Vice President
Andrew J. Mika,                None
Senior Vice President
Joy Milan,                     None
Vice President
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
Nikolaos D. Monoyios,          None
Vice President

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

Stacey Morrell,                None
Vice President
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman,   President,   Chief Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Director
                               of Oppenheimer Acquisition Corp., Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.

Kevin Murray,                  None
Assistant Vice President
Thomas J. Murray,              None
Vice President
Kenneth Nadler,                None
Vice President
Christina Nasta,               None
Assistant Vice President
Richard Nichols,               None
Vice President
Barbara Niederbrach,           None
Assistant Vice President
William Norman,                None
Assistant Vice President

Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.
Frank J. Pavlak,               None
Vice President
David P. Pellegrino,           None
Vice President
Allison C. Pells,              None
Assistant Vice President
Susan Pergament,               None
Assistant Vice President
Brian Petersen,                None
Assistant Vice President
James F. Phillips,             None
Vice President
Gary Pilc,
Assistant Vice President
Peter Pisapia,                 Formerly, Associate Counsel and Secretary at
Assistant   Vice  President  & SunAmerica Asset Management Corp. (December
Assistant Counsel              2000-December 2002).
Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).
Jane C. Putnam,                None
Vice President
Michael E. Quinn,              None
Vice President

Julie S. Radtke,               None
Vice President
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.
Kristina Richardson,           None
Assistant Vice President
Claire Ring,                   None
Assistant Vice President
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
Rob Robis,                     None
Assistant Vice President
Antoinette Rodriguez,          None
Assistant Vice President
Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)
Jeffrey S. Rosen,              None
Vice President
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
Andrew Ruotolo                 Director, Treasurer and Chief Financial Officer
Executive  Vice  President and of Oppenheimer Acquisition Corp.; President and
Director                       director of Shareholder Services, Inc. and
                               Shareholder Financial Services, Inc.; Director
                               (Class A) of Trinity Investment Management
                               Corporation; Chairman of the Board, Chief
                               Executive Officer, President and Director or OFI
                               Trust Company.
Rohit Sah,                     None
Assistant Vice President
Valerie Sanders,               None
Vice President
Karen Sandler,                 None
Assistant Vice President
Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)
Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).
Jeffrey R. Schneider,          None
Vice President
Ellen P. Schoenfeld,           None
Vice President
Maria Schulte,                 None
Assistant Vice President
David Schultz,                 Chief Executive Officer, President & Senior
Senior Vice President          Managing Director & Director of OFI

                               Institutional Asset Management, Inc. and
                               HarbourView Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation; Director of
                               OFI Trust Company.

Scott A. Schwegel,             None
Assistant Vice President
Allan P. Sedmak                None
Assistant Vice President
Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President
Martha A. Shapiro,             None
Vice President
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001).
Bonnie Sherman,                None
Assistant Vice President
David C. Sitgreaves,           None
Assistant Vice President
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).
Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).
Richard A. Soper,              None
Vice President
Louis Sortino,                 None
Assistant Vice President:

Rochester Division
Keith J. Spencer,              None
Senior Vice President

Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
Richard A. Stein,              None
Vice   President:    Rochester
Division
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

Gregory J. Stitt,              None
Vice President
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.

Assistant Counsel
Mary Sullivan,                 None
Assistant Vice President
Kevin L. Surrett,              None
Assistant Vice President
Michael Sussman,               None
Vice President
Susan B. Switzer,              None
Vice President
Martin Telles,                 None
Senior Vice President
Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).
Vincent Toner,                 None
Assistant Vice President
Eamon Tubridy,                 None
Assistant Vice President
Keith Tucker,                  None
Assistant Vice President
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
Cameron Ullyat,                None
Assistant Vice President
Angela Utaro,                  None
Assistant Vice President:
Rochester Division

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
Maureen Van Norstrand,         None
Assistant Vice President
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
Phillip F. Vottiero,           None
Vice President
Samuel Sloan Walker,           Vice President of HarbourView Asset Management
Vice President                 Corporation.
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division
Barry D. Weiss,                None
Vice President
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
Christine Wells,               None
Vice President
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.

Kenneth Winston,               Formerly, principal at Richards & Tierney, Inc.
Senior Vice President          (March 1994-May 2001).
Philip Witkower,               None
Senior Vice President
Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management Corporation,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc. and OFI Institutional Asset
                               Management, Inc.; Treasurer and Chief Financial
                               Officer of OFI Trust Company; Assistant
                               Treasurer of Oppenheimer Acquisition Corp. and
                               OppenheimerFunds Legacy Program.
Carol Wolf,                    Serves on the Board of the Colorado Ballet.
Senior Vice President
Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive   Vice  President  & January 2002).
Chief Investment Officer
Caleb C. Wong,                 None
Vice President
Edward C. Yoensky,             None
Assistant Vice President
Jill Zachman,                  None
Vice   President:    Rochester
Division
Lucy Zachman,                  None
Assistant Vice President

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice

                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

Neal A. Zamore,                None
Vice President
Mark D. Zavanelli,             None
Vice President
Alex Zhou,                     None
Assistant Vice President
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series) Oppenheimer
AMT-Free New York Municipals Oppenheimer Bond Fund (a series of Oppenheimer
Integrity Funds) Oppenheimer California Municipal Fund Oppenheimer Capital
Appreciation Fund Oppenheimer Capital Income Fund Oppenheimer Capital
Preservation Fund Oppenheimer Cash Reserves Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund Oppenheimer Convertible Securities Fund
(Bond Fund Series) Oppenheimer Developing Markets Fund Oppenheimer Discovery
Fund Oppenheimer Emerging Growth Fund Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund Oppenheimer Europe Fund Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund Oppenheimer High Yield Fund Oppenheimer International
Bond Fund Oppenheimer International Growth Fund Oppenheimer International Small
Company Fund Oppenheimer Limited-Term Government Fund Oppenheimer Limited Term
Municipal Fund (a series of Oppenheimer Municipal Fund) Oppenheimer Main Street
Fund (a series of Oppenheimer Main

   Street Funds, Inc. Oppenheimer Main Street Opportunity Fund Oppenheimer Main
Street Small Cap Fund Oppenheimer MidCap Fund Oppenheimer Money Market Fund,
Inc. Oppenheimer Multi Cap Value Fund Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust (3
series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers All Cap Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Special Value Fund Oppenheimer Strategic Income Fund Oppenheimer
Total Return Bond Fund Oppenheimer Total Return Fund, Inc.

Oppenheimer Tremont Market Neutral Fund LLC Oppenheimer Tremont Opportunity Fund
LLC Oppenheimer Trinity Core Fund Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund Oppenheimer U.S. Government Trust Oppenheimer
Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA Oppenheimer Bond Fund/VA Oppenheimer
     Capital Appreciation Fund/VA Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA Oppenheimer Main Street Growth & Income
     Fund/VA Oppenheimer Main Street Small Cap Fund/VA Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc.  and OFI Trust  Company is 498 Seventh
Avenue, New York, New York 10018.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item
26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
Robert Agan(1)                  Vice President            None
Janette Aprilante(1)            Secretary                 None
Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067
James Barker                    Vice President            None
Kathleen Beichert(1)            Vice President            None
Gabriella Bercze(2)             Vice President            None
Douglas S. Blankenship          Vice President            None
17011 Woodbark
Spring, TX 77379

Tracey Blinzler(1)              Assistant Vice President  None
Michelle Brennan                Assistant Vice President  None
L. Scott Brooks(2)              Vice President            None
Kevin E. Brosmith               Senior Vice President     None
170 Phillip Court

Lake Bluff, IL 60044
Jeffrey W. Bryan(2)             Vice President            None
Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
Andrew Chonofsky                Vice President            None
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
Jill E. Crockett(2)             Assistant Vice President  None
Jeffrey D. Damia(2)             Vice President            None
John Davis(2)                   Assistant Vice President  None
Stephen J. Demetrovits(2)       Vice President            None
Joseph A. DiMauro               Vice President            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236
Steven Dombrower(w)             Vice President            None
George P. Dougherty             Vice President            None
4090 Redbud Circle
Doylestown, PA 18901
Cliff H. Dunteman               Vice President            None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642
John Eiler(2)                   Vice President            None
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
Gregg A. Everett                Vice President            None
7124 Trysail Circle
Tampa, FL 33607
George R. Fahey                 Vice President            None
9 Townview Court
Flemington, NJ 08822
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
Katherine P. Feld(2)            Vice President            Assistant Secretary
Mark J. Ferro(2)                Vice President            None
Ronald H. Fielding(3)           Vice President            None
Patrick W. Flynn (1)            Senior Vice President     None
John E. Forrest(2)              Senior Vice President     None
John ("J) Fortuna(2)            Vice President            None
P. Lyman Foster(2)              Senior Vice President     None
Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
Raquel Granahan(2)              Vice President            None
Ralph Grant(2)                  Senior Vice President     None
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
Clifford W. Heidinger           Vice President            None
90 Gates Street
Portsmouth, NH 03801
Phillipe D. Hemery              Vice President            None
184 Park Avenue
Rochester, NY 14607
Elyse R. Jurman Herman          Vice President            None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

William E. Hortz(2)             Vice President            None
Edward Hrybenko(2)              Vice President            None
Brian F. Husch(2)               Vice President            None

Kathleen T. Ives(1)             Vice President            Assistant Secretary
Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
John S. Kavanaugh               Vice President            None
2 Cervantes, Apt. #301
San Francisco, CA 94123
Christina J. Keller(2)          Vice President            None
Brian G. Kelly                  Vice President            None
60 Larkspur Road
Fairfield, CT 06430
Michael Keogh(2)                Vice President            None
Lisa Klassen(1)                 Assistant Vice President  None
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
Richard Knott(2)                Vice President            None
Dean Kopperud(2)                Senior Vice President     None
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313 Seahurst, WA 98062
David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126
Tracey Lange(2)                 Vice President            None
Paul R. LeMire                  Vice President            None
Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570
Malissa Lischin(2)              Assistant Vice President  None
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
Montana Low                     Vice President            None
John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
Michael Magee(2)                Vice President            None
Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657
Todd A. Marion                  Vice President            None
3 St. Marks Place
Cold Spring Harbor, NY 11724
LuAnn Mascia(2)                 Assistant Vice President  None
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
Anthony P. Mazzariello          Vice President            None
704 Beaver Road
Leetsdale, PA 15056
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
Kent C. McGowan                 Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037

Daniel Melehan                  Vice President            None
Mark Mezzanotte                 Vice President            None
Robert Moser                    Vice President            None
John V. Murphy(2)               Director                  President, Principal

                                                              Executive Officer,
                                                              Chairman & Manager
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
Christina Nasta(2)              Assistant Vice President  None
Kevin P. Neznek(2)              Vice President            None
Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014
Bradford Norford                Vice President            None
Raymond C. Olson(1)             Assistant Vice President  None
                                & Treasurer
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
Gazell Pettway                  Vice President            None
Elaine Puleo-Carter(2)          Senior Vice President     None
Christopher L. Quinson          Vice President            None
19 Cayuga Street
Rye, NY 10580
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

Gary D. Rakan                   Vice President            None
25031 Woodridge Triangle
Farmington, MI 48335
Dusting Raring                  Vice President            None
Michael A. Raso                 Vice President            None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ruxandra Risko(2)               Vice President            None
David R. Robertson(2)           Senior Vice President     None
Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265
James H. Ruff(2)                President & Director      None
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
Thomas Sabow(2)                 Vice President            None
John Saunders                   Vice President            None
Tonya Sax                       Vice President            None
Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626
Thomas Schmitt                  Vice President            None

Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
Debbie Simon(2)                 Vice President            None
Douglas Bruce Smith             Vice President            None
808 South 194th Street
Seattle,WA 98148
Bryan Stein(2)                  Vice President            None
John Stoma(2)                   Senior Vice President     None
Brian C. Summe                  Vice President            None
239 N. Colony Drive
Edgewood, KY 41017
Michael Sussman(2)              Vice President            None
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

James Taylor(2)                 Assistant Vice President  None
Martin Telles(2)                Senior Vice President     None
David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201
Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062
Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657

Mark Vandehey(1)                Vice President            None
Vincent Vermete                 Assistant Vice President  None
Teresa Ward(1)                  Vice President            None
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
Catherine White(2)              Assistant Vice President  None
Thomas Wilson(2)                Vice President            None
Donna Winn(2)                   Senior Vice President     None
Philip Witkower(2)              Senior Vice President     None
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
Robert G. Zack(2)               General Counsel &         Secretary
                                Director

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

During the Warranty Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the Financial Warranty issued by Merrill Lynch Bank USA to the Fund under the
Financial Warranty Agreement. These significant events include (i) the termination of the Financial Warranty Agreement; (ii) a default under the
Financial Warranty Agreement that has a material adverse effect on a shareholder's right to receive his or her Warranted Amount on the Maturity Date;
or (iii) the insolvency of Merrill Lynch Bank USA.

The Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include updated audited financial statements for Merrill Lynch Bank USA (or any successors or substituted entities thereto), as applicable. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Fund, the consent of the independent auditors of Merrill Lynch Bank USA (or such successors or substituted entities), as applicable, regarding such reports.

During the Warranty Period, the Registrant hereby undertakes to include in the
Registrant's annual and semiannual reports (with respect to the Fund) to shareholders, an offer to supply the most recent annual and/or quarterly report of Merrill Lynch Bank USA, or its successors to the Financial Warranty or
Financial Warranty Agreement, free of charge, upon a shareholder's request.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant has duly caused this Pre-Effective
Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New
York on the 2nd day of May, 2003.

                              OPPENHEIMER PRINCIPAL PROTECTED TRUST

                              By:  /s/ John V. Murphy
                                   -------------------------------------
                                   John V. Murphy, President, Principal
                                   Executive Officer, Chairman & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                        Date

/s/ John V. Murphy            President, Principal
-------------------------     Executive Officer,           May 2, 2003
John V. Murphy                Chairman and Trustee

/s/ Brian W. Wixted           Treasurer and Principal      May 2, 2003
-------------------------     Financial and Accounting
Brian W. Wixted               Officer

/s/ William L. Armstrong

-------------------------     Trustee                      May 2, 2003
William L. Armstrong

/s/ George C. Bowen

-------------------------     Trustee                      May 2, 2003
George C. Bowen

/s/ Robert J. Malone

-------------------------     Trustee                      May 2, 2003
Robert J. Malone

                    OPPENHEIMER PRINCIPAL PROTECTED TRUST

                        Pre-Effective Amendment No. 2

                                EXHIBIT INDEX

Exhibit No.    Description
-----------    -----------

23(d)          Investment Advisory Agreement

23(g)          Global Custody Agreement

23(j)(ii)      Consent of Deloitte & Touche LLP with respect to the audited financial statements of Merrill Lynch Bank USA

23(k)          Audited Financial Statements of Merrill Lynch Bank USA